UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2011 to March 31, 2011

Item 1:           Schedule of Investments

Credit Suisse Trust - U.S. Equity Flex I Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (121.6%)
COMMON STOCKS (121.6%)

Aerospace & Defense (1.8%)
Aerovironment, Inc.*§	7,200	$251,784
Huntington Ingalls Industries, Inc.*	3,783	157,008
Northrop Grumman Corp.	22,700	1,423,517
The Boeing Co.§	14,600	1,079,378
		2,911,687
Air Freight & Logistics (0.7%)
United Parcel Service, Inc. Class B	15,000	1,114,800

Airlines (0.0%)
Republic Airways Holdings, Inc.*§	9,400	60,442

Auto Components (1.2%)
Autoliv, Inc.§	6,511	483,312
BorgWarner, Inc.*§	3,500	278,915
Dana Holding Corp.*	8,500	147,815
Lear Corp.	15,600	762,372
The Goodyear Tire & Rubber Co.*	17,300	259,154
		1,931,568
Automobiles (0.4%)
Ford Motor Co.*§	40,900	609,819
Winnebago Industries, Inc.*§	5,200	69,524
		679,343
Beverages (1.7%)
Brown-Forman Corp. Class B§	1,200	81,960
Dr. Pepper Snapple Group, Inc.	49,700	1,846,852
Hansen Natural Corp.*	11,200	674,576
Molson Coors Brewing Co. Class B	1,400	65,646
		2,669,034
Biotechnology (2.8%)
AMAG Pharmaceuticals, Inc.*§	10,700	178,690
Amgen, Inc.*	25,200	1,346,940
Cephalon, Inc.*§	31,497	2,386,843
Genzyme Corp.*	2,800	213,220
Gilead Sciences, Inc.*	5,400	229,176
Medivation, Inc.*§	3,200	59,648
		4,414,517
Building Products (0.1%)
Griffon Corp.*§	6,652	87,341

Capital Markets (3.0%)
Ameriprise Financial, Inc.	9,100	555,828
BlackRock, Inc.	2,300	462,323
Federated Investors, Inc. Class B§	1,100	29,425
Legg Mason, Inc.§	2,600	93,834
Northern Trust Corp.§	3,400	172,550
Raymond James Financial, Inc.	19,800	757,152
SEI Investments Co.	40,100	957,588
State Street Corp.	19,800	889,812
The Bank of New York Mellon Corp.	3,800	113,506
Waddell & Reed Financial, Inc. Class A§	18,300	743,163
		4,775,181

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Chemicals (4.6%)
Air Products & Chemicals, Inc.	2,300	$207,414
Airgas, Inc.	800	53,136
Cabot Corp.	3,100	143,499
E.I. Du Pont de Nemours & Co.	40,900	2,248,273
Eastman Chemical Co.§	1,700	168,844
Huntsman Corp.§	22,800	396,264
Lubrizol Corp.	16,872	2,260,173
Minerals Technologies, Inc.§	10,000	685,200
Monsanto Co.	2,700	195,102
PPG Industries, Inc.	10,500	999,705
		7,357,610
Commercial Banks (3.4%)
CapitalSource, Inc.	84,600	595,584
CIT Group, Inc.*	15,100	642,505
Comerica, Inc.§	7,800	286,416
Community Bank System, Inc.§	9,100	220,857
First Midwest Bancorp, Inc.§	14,700	173,313
International Bancshares Corp.§	32,000	586,880
M&T Bank Corp.§	15,000	1,327,050
Sterling Bancshares, Inc.§	50,300	433,083
Tompkins Financial Corp.§	770	31,994
Umpqua Holdings Corp.§	34,000	388,960
Wells Fargo & Co.	24,600	779,820
		5,466,462
Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*§	4,600	453,836
Healthcare Services Group, Inc.§	6,300	110,754
SYKES Enterprises, Inc.*§	5,200	102,804
		667,394
Communications Equipment (0.8%)
Cisco Systems, Inc.	60,900	1,044,435
QUALCOMM, Inc.	3,400	186,422
Tellabs, Inc.§	18,265	95,709
		1,326,566
Computers & Peripherals (3.5%)
Apple, Inc.*	13,091	4,561,559
EMC Corp.*	36,200	961,110
QLogic Corp.*	3,300	61,215
		5,583,884
Construction & Engineering (0.3%)
URS Corp.*	10,000	460,500

Construction Materials (0.1%)
Martin Marietta Materials, Inc.§	600	53,802
Vulcan Materials Co.§	1,300	59,280
		113,082
Consumer Finance (0.5%)
American Express Co.	17,700	800,040

Containers & Packaging (0.0%)
Ball Corp.	2,000	71,700

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Diversified Consumer Services (1.0%)
Career Education Corp.*§	16,700	$379,424
Coinstar, Inc.*§	400	18,368
DeVry, Inc.	8,334	458,953
ITT Educational Services, Inc.*§	400	28,860
Strayer Education, Inc.§	200	26,098
Weight Watchers International, Inc.§	10,600	743,060
		1,654,763
Diversified Financial Services (4.8%)
Bank of America Corp.	65,300	870,449
Citigroup, Inc.*	230,000	1,016,600
JPMorgan Chase & Co.	89,900	4,144,390
Moody’s Corp.§	43,400	1,471,694
The NASDAQ OMX Group, Inc.*	7,900	204,136
		7,707,269
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	153,007	4,682,014
Cbeyond, Inc.*§	2,000	23,340
Qwest Communications International, Inc.	20,300	138,649
Verizon Communications, Inc.§	11,700	450,918
		5,294,921
Electric Utilities (2.1%)
Exelon Corp.§	27,100	1,117,604
Great Plains Energy, Inc.	49,600	992,992
Pinnacle West Capital Corp.	6,000	256,740
Westar Energy, Inc.§	34,300	906,206
		3,273,542
Electrical Equipment (0.7%)
Belden, Inc.	600	22,530
Emerson Electric Co.	8,100	473,283
Hubbell, Inc. Class B	600	42,618
Rockwell Automation, Inc.§	5,900	558,435
		1,096,866
Electronic Equipment, Instruments & Components (0.4%)
Itron, Inc.*	2,000	112,880
Vishay Intertechnology, Inc.*§	24,695	438,089
		550,969
Energy Equipment & Services (3.2%)
Atwood Oceanics, Inc.*§	3,600	167,148
Baker Hughes, Inc.	8,800	646,184
Diamond Offshore Drilling, Inc.§	800	62,160
Dril-Quip, Inc.*§	300	23,709
Halliburton Co.	6,400	318,976
Helmerich & Payne, Inc.§	3,000	206,070
National-Oilwell Varco, Inc.	6,300	499,401
Oceaneering International, Inc.*	15,900	1,422,255
Schlumberger, Ltd.	14,800	1,380,248
SEACOR Holdings, Inc.	2,800	258,888
Willbros Group, Inc.*§	13,300	145,236
		5,130,275
Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.§	500	19,500

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Food & Staples Retailing
Ruddick Corp.§	29,100	$1,122,969
Walgreen Co.	7,400	297,036
Whole Foods Market, Inc.	2,000	131,800
		1,571,305
Food Products (2.3%)
ConAgra Foods, Inc.	2,800	66,500
Corn Products International, Inc.§	800	41,456
H.J. Heinz Co.	36,900	1,801,458
Tyson Foods, Inc. Class A	88,358	1,695,590
		3,605,004
Gas Utilities (0.0%)
Energen Corp.	700	44,184

Health Care Equipment & Supplies (1.5%)
Covidien PLC	5,200	270,088
Edwards Lifesciences Corp.*§	5,600	487,200
Greatbatch, Inc.*§	1,300	34,398
The Cooper Cos., Inc.§	18,000	1,250,100
Varian Medical Systems, Inc.*§	5,800	392,312
		2,434,098
Health Care Providers & Services (2.8%)
Cardinal Health, Inc.	6,600	271,458
CIGNA Corp.	4,200	185,976
Emergency Medical Services Corp. Class A*	542	34,466
Express Scripts, Inc.*	16,300	906,443
Health Net, Inc.*	19,000	621,300
Humana, Inc.*	27,700	1,937,338
PharMerica Corp.*§	9,300	106,392
Tenet Healthcare Corp.*	5,300	39,485
UnitedHealth Group, Inc.	8,800	397,760
		4,500,618
Health Care Technology (0.8%)
Cerner Corp.*§	11,400	1,267,680
Emdeon, Inc. Class A*§	3,800	61,218
		1,328,898
Hotels, Restaurants & Leisure (0.6%)
Chipotle Mexican Grill, Inc.*§	300	81,711
DineEquity, Inc.*	2,600	142,948
Hyatt Hotels Corp. Class A*§	500	21,520
Las Vegas Sands Corp.*	3,200	135,104
MGM Resorts International*§	2,600	34,190
Starbucks Corp.	15,700	580,115
Wendy’s/Arby’s Group, Inc. Class A§	4,600	23,138
		1,018,726
Household Durables (1.4%)
Harman International Industries, Inc.	22,400	1,048,768
Libbey, Inc.*§	11,900	196,350
Newell Rubbermaid, Inc.	4,200	80,346
Whirlpool Corp.§	10,200	870,672
		2,196,136

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Household Products (0.6%)
Church & Dwight Co., Inc.§	11,201	$888,687

Independent Power Producers & Energy Traders (0.0%)
GenOn Energy, Inc.*	8,100	30,861

Industrial Conglomerates (1.2%)
3M Co.	2,600	243,100
General Electric Co.	70,300	1,409,515
Tyco International, Ltd.	4,900	219,373
		1,871,988
Insurance (5.5%)
ACE, Ltd.	1,100	71,170
Aflac, Inc.	41,800	2,206,204
American International Group, Inc.*§	1,300	45,682
Berkshire Hathaway, Inc. Class B*§	19,241	1,609,125
Chubb Corp.	2,200	134,882
Fidelity National Financial, Inc. Class A§	28,400	401,292
Marsh & McLennan Cos., Inc.	11,700	348,777
Prudential Financial, Inc.	10,100	621,958
The Travelers Cos., Inc.§	40,300	2,397,044
Unitrin, Inc.§	28,600	883,168
Wesco Financial Corp.§	100	38,920
XL Group PLC	2,200	54,120
		8,812,342
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	2,500	450,325
Expedia, Inc.§	10,500	237,930
Liberty Media Corp. - Interactive Class A*	11,100	178,044
NetFlix, Inc.*§	400	94,932
priceline.com, Inc.*§	1,000	506,440
		1,467,671
Internet Software & Services (4.7%)
AOL, Inc.*§	1,581	30,877
Earthlink, Inc.§	174,452	1,365,959
eBay, Inc.*	25,300	785,312
Google, Inc. Class A*	5,700	3,341,397
j2 Global Communications, Inc.*§	28,200	832,182
Rackspace Hosting, Inc.*§	700	29,995
United Online, Inc.§	22,700	143,124
Yahoo!, Inc.*	58,300	970,695
		7,499,541
IT Services (1.3%)
Alliance Data Systems Corp.*§	700	60,123
Computer Sciences Corp.	1,000	48,730
CSG Systems International, Inc.*	3,500	69,790
International Business Machines Corp.	7,800	1,271,946
Lender Processing Services, Inc.	8,600	276,834
MAXIMUS, Inc.§	3,200	259,744
		1,987,167
Leisure Equipment & Products (0.6%)
Polaris Industries, Inc.§	10,100	878,902

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.*	22,200	994,116

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Life Sciences Tools & Services
Illumina, Inc.*§	5,500	$385,385
		1,379,501
Machinery (7.5%)
AGCO Corp.*	7,500	412,275
Badger Meter, Inc.§	1,800	74,178
Caterpillar, Inc.§	15,300	1,703,655
Danaher Corp.	37,700	1,956,630
Deere & Co.	3,700	358,493
Donaldson Co., Inc.§	3,800	232,902
Dover Corp.	10,800	709,992
Eaton Corp.	6,200	343,728
Gardner Denver, Inc.	3,000	234,090
Graco, Inc.§	7,700	350,273
Joy Global, Inc.	1,700	167,977
Navistar International Corp.*§	12,500	866,625
Oshkosh Corp.*	3,100	109,678
Parker Hannifin Corp.	14,500	1,372,860
The Toro Co.	9,700	642,334
Timken Co.	46,250	2,418,875
		11,954,565
Media (3.7%)
Ascent Media Corp. Class A*§	2,500	122,125
DISH Network Corp. Class A*	2,800	68,208
Harte-Hanks, Inc.§	6,614	78,707
John Wiley & Sons, Inc. Class A§	500	25,420
Liberty Global, Inc. Class A*§	2,300	95,243
Meredith Corp.§	11,000	373,120
National CineMedia, Inc.§	11,800	220,306
News Corp. Class A	179,100	3,144,996
The New York Times Co. Class A*§	104,827	992,712
The Washington Post Co. Class B§	124	54,257
Time Warner, Inc.	6,700	239,190
Viacom, Inc. Class B	6,700	311,684
Virgin Media, Inc.§	3,655	101,572
		5,827,540
Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	12,200	677,710
United States Steel Corp.§	1,700	91,698
		769,408
Multi-Utilities (1.8%)
DTE Energy Co.	56,000	2,741,760
PG&E Corp.	4,300	189,974
		2,931,734
Multiline Retail (2.0%)
Big Lots, Inc.*	5,400	234,522
Dollar General Corp.*§	800	25,080
Dollar Tree, Inc.*	17,800	988,256
Family Dollar Stores, Inc.	29,100	1,493,412
Sears Holdings Corp.*§	600	49,590
Target Corp.	8,100	405,081
		3,195,941
Oil, Gas & Consumable Fuels (12.3%)
Alpha Natural Resources, Inc.*§	1,400	83,118

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Oil, Gas & Consumable Fuels
Arch Coal, Inc.§	21,400	$771,256
Chevron Corp.	51,000	5,478,930
ConocoPhillips	37,800	3,018,708
Devon Energy Corp.	18,400	1,688,568
EXCO Resources, Inc.§	1,600	33,056
Exxon Mobil Corp.	27,049	2,275,632
Hess Corp.	10,600	903,226
Marathon Oil Corp.	1,500	79,965
Massey Energy Co.§	1,000	68,360
Murphy Oil Corp.	2,500	183,550
Occidental Petroleum Corp.	20,200	2,110,698
Peabody Energy Corp.	6,900	496,524
Sunoco, Inc.	11,600	528,844
Tesoro Corp.*	42,700	1,145,641
Valero Energy Corp.	24,200	721,644
		19,587,720
Paper & Forest Products (0.8%)
Domtar Corp.	3,935	361,154
MeadWestvaco Corp.	32,500	985,725
		1,346,879
Personal Products (1.1%)
Inter Parfums, Inc.§	1,800	33,318
The Estee Lauder Cos., Inc. Class A§	17,800	1,715,208
		1,748,526
Pharmaceuticals (4.4%)
Abbott Laboratories	61,900	3,036,195
Eli Lilly & Co.§	11,400	400,938
Endo Pharmaceuticals Holdings, Inc.*	31,500	1,202,040
Indevus Pharmaceuticals, Inc. (Escrow shares)*^	2,200	0
Medicis Pharmaceutical Corp. Class A§	10,100	323,604
Merck & Co., Inc.	51,400	1,696,714
Mylan, Inc.*	6,200	140,554
Nektar Therapeutics*§	2,100	19,887
Valeant Pharmaceuticals International, Inc.§	1,068	53,197
XenoPort, Inc.*§	9,000	53,370
		6,926,499
Professional Services (0.0%)
Verisk Analytics, Inc. Class A*§	1,300	42,588

Real Estate Investment Trusts (4.1%)
Acadia Realty Trust§	10,500	198,660
Chimera Investment Corp.§	10,471	41,465
Entertainment Properties Trust	19,700	922,354
General Growth Properties, Inc.*§	5,618	86,967
Getty Realty Corp.§	3,700	84,656
Government Properties Income Trust§	11,700	314,262
HCP, Inc.	24,800	940,912
Home Properties, Inc.§	10,600	624,870
Hospitality Properties Trust	2,100	48,615
Inland Real Estate Corp.§	6,800	64,872
Investors Real Estate Trust§	45,800	435,100
Lexington Realty Trust§	129,500	1,210,825
ProLogis	21,800	348,364
Public Storage	4,500	499,095
Rayonier, Inc.	2,800	174,468
Realty Income Corp.§	1,200	41,940

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Real Estate Investment Trusts
Saul Centers, Inc.§	2,100	$93,555
Starwood Property Trust, Inc.§	17,400	388,020
		6,519,000
Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc. Class A*	2,100	56,070
Forest City Enterprises, Inc. Class A*§	1,500	28,245
Jones Lang LaSalle, Inc.	3,300	329,142
The Howard Hughes Corp.*§	275	19,426
The St. Joe Co.*§	1,200	30,084
		462,967
Road & Rail (1.2%)
Celadon Group, Inc.*§	4,100	66,584
CSX Corp.	1,600	125,760
Kansas City Southern*	1,600	87,120
Norfolk Southern Corp.	7,200	498,744
Ryder System, Inc.	10,600	536,360
Union Pacific Corp.	5,200	511,316
		1,825,884
Semiconductors & Semiconductor Equipment (4.3%)
Altera Corp.§	33,700	1,483,474
Analog Devices, Inc.	37,700	1,484,626
Atmel Corp.*	5,000	68,150
First Solar, Inc.*§	600	96,504
FormFactor, Inc.*§	15,500	159,650
Intel Corp.	146,600	2,956,922
LSI Corp.*	8,400	57,120
Microchip Technology, Inc.§	2,000	76,020
MKS Instruments, Inc.§	7,300	243,090
Texas Instruments, Inc.	7,100	245,376
Veeco Instruments, Inc.*§	500	25,420
		6,896,352
Software (3.5%)
Activision Blizzard, Inc.§	47,100	516,687
Blackbaud, Inc.§	932	25,388
Electronic Arts, Inc.*§	2,500	48,825
Microsoft Corp.	15,400	390,544
Novell, Inc.*	5,462	32,389
Oracle Corp.	113,500	3,787,495
SolarWinds, Inc.*§	1,500	35,190
VMware, Inc. Class A*§	9,400	766,476
		5,602,994
Specialty Retail (3.6%)
Aeropostale, Inc.*§	25,686	624,684
American Eagle Outfitters, Inc.	42,700	678,503
ANN, Inc.*§	7,000	203,770
AutoZone, Inc.*§	1,500	410,340
Best Buy Co., Inc.	10,500	301,560
Foot Locker, Inc.§	6,200	122,264
GameStop Corp. Class A*§	7,100	159,892
Ltd Brands, Inc.	4,600	151,248
Office Depot, Inc.*	4,200	19,446
RadioShack Corp.§	1,500	22,515
Rent-A-Center, Inc.§	34,600	1,207,886
Ross Stores, Inc.	600	42,672
Talbots, Inc.*§	6,300	38,052

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Specialty Retail
TJX Cos., Inc.	5,500	$273,515
Williams-Sonoma, Inc.§	37,400	1,514,700
		5,771,047
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc. Class B	1,900	143,830
The Timberland Co. Class A*	4,800	198,192
		342,022
Thrifts & Mortgage Finance (0.2%)
Dime Community Bancshares§	7,100	104,796
NewAlliance Bancshares, Inc.§	5,787	85,879
Oritani Financial Corp.§	7,600	96,368
		287,043
Tobacco (1.4%)
Lorillard, Inc.§	3,900	370,539
Philip Morris International, Inc.	27,900	1,831,077
		2,201,616
Trading Companies & Distributors (0.2%)
United Rentals, Inc.*§	10,000	332,800
Watsco, Inc.§	700	48,797
		381,597
Wireless Telecommunication Services (1.6%)
MetroPCS Communications, Inc.*	52,200	847,728
Sprint Nextel Corp.*	42,100	195,344
Telephone & Data Systems, Inc.§	43,220	1,456,514
		2,499,586
TOTAL COMMON STOCKS (Cost $166,414,806)		193,836,893

TOTAL LONG STOCK POSITIONS (Cost $166,414,806)		193,836,893
SHORT-TERM INVESTMENTS (6.1%)
State Street Navigator Prime Portfolio, 0.28586%§§	8,571,798	8,571,798

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/11	$1,064	1,064,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,635,798)		9,635,798

TOTAL INVESTMENTS AT VALUE (127.7%) (Cost $176,050,604)		203,472,691

TOTAL SECURITIES SOLD SHORT (-22.5%) (Proceeds $26,803,191)		(35,770,915)

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.2%)		(8,314,885)

NET ASSETS (100.0%)		$159,386,891

Number of Shares
SHORT STOCK POSITIONS (-22.5%)
COMMON STOCKS (-22.5%)

Aerospace & Defense (-0.5%)
BE Aerospace, Inc.*	(1,200)	(42,636)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Aerospace & Defense
Cubic Corp.	(600)	$(34,500)
Curtiss-Wright Corp.	(1,000)	(35,140)
DigitalGlobe, Inc.*	(1,000)	(28,030)
Esterline Technologies Corp.*	(400)	(28,288)
Goodrich Corp.	(300)	(25,659)
Hexcel Corp.*	(1,400)	(27,566)
Honeywell International, Inc.	(800)	(47,768)
ITT Corp.	(500)	(30,025)
L-3 Communications Holdings, Inc.	(400)	(31,324)
Lockheed Martin Corp.	(600)	(48,240)
Precision Castparts Corp.	(400)	(58,872)
Raytheon Co.	(500)	(25,435)
Rockwell Collins, Inc.	(600)	(38,898)
Spirit Aerosystems Holdings, Inc. Class A*	(1,600)	(41,072)
Teledyne Technologies, Inc.*	(600)	(31,026)
TransDigm Group, Inc.*	(500)	(41,915)
Triumph Group, Inc.	(500)	(44,225)
United Technologies Corp.	(900)	(76,185)
		(736,804)
Air Freight & Logistics (-0.1%)
CH Robinson Worldwide, Inc.	(500)	(37,065)
Expeditors International of Washington, Inc.	(600)	(30,084)
FedEx Corp.	(300)	(28,065)
		(95,214)
Airlines (-0.0%)
AMR Corp.*	(3,200)	(20,672)
JetBlue Airways Corp.*	(4,200)	(26,334)
Southwest Airlines Co.	(2,400)	(30,312)
		(77,318)
Auto Components (-0.3%)
American Axle & Manufacturing Holdings, Inc.*	(3,000)	(37,770)
Cooper Tire & Rubber Co.	(1,500)	(38,625)
Drew Industries, Inc.	(1,100)	(24,563)
Federal Mogul Corp.*	(1,800)	(44,820)
Gentex Corp.	(1,400)	(42,350)
Johnson Controls, Inc.	(1,200)	(49,884)
Modine Manufacturing Co.*	(2,900)	(46,806)
Superior Industries International, Inc.	(1,500)	(38,460)
Tenneco, Inc.*	(900)	(38,205)
TRW Automotive Holdings Corp.*	(800)	(44,064)
		(405,547)
Automobiles (-0.0%)
Harley-Davidson, Inc.	(1,000)	(42,490)
Thor Industries, Inc.	(700)	(23,359)
		(65,849)
Beverages (-0.2%)
Central European Distribution Corp.*	(1,300)	(14,755)
Constellation Brands, Inc. Class A*	(1,900)	(38,532)
PepsiCo, Inc.	(1,400)	(90,174)
The Boston Beer Co., Inc. Class A*	(300)	(27,786)
The Coca-Cola Co.	(1,500)	(99,525)
		(270,772)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Biotechnology (-0.3%)
Acorda Therapeutics, Inc.*	(1,000)	$(23,200)
Amylin Pharmaceuticals, Inc.*	(1,600)	(18,192)
Biogen Idec, Inc.*	(400)	(29,356)
BioMarin Pharmaceutical, Inc.*	(1,600)	(40,208)
Cepheid, Inc.*	(1,700)	(47,634)
Cubist Pharmaceuticals, Inc.*	(1,200)	(30,288)
Dendreon Corp.*	(800)	(29,944)
Human Genome Sciences, Inc.*	(1,000)	(27,450)
Incyte Corp., Ltd.*	(2,200)	(34,870)
Onyx Pharmaceuticals, Inc.*	(800)	(28,144)
Pharmasset, Inc.*	(1,000)	(78,710)
Savient Pharmaceuticals, Inc.*	(2,000)	(21,200)
Seattle Genetics, Inc.*	(1,600)	(24,912)
United Therapeutics Corp.*	(600)	(40,212)
Vertex Pharmaceuticals, Inc.*	(800)	(38,344)
		(512,664)
Building Products (-0.2%)
A.O. Smith Corp.	(750)	(33,255)
Ameron International Corp.	(400)	(27,916)
Armstrong World Industries, Inc.	(700)	(32,389)
Lennox International, Inc.	(600)	(31,548)
Masco Corp.	(2,700)	(37,584)
Owens Corning*	(1,200)	(43,188)
Simpson Manufacturing Co., Inc.	(1,100)	(32,406)
Universal Forest Products, Inc.	(1,000)	(36,650)
		(274,936)
Capital Markets (-0.4%)
Affiliated Managers Group, Inc.*	(400)	(43,748)
E*Trade Financial Corp.*	(2,000)	(31,260)
Eaton Vance Corp.	(900)	(29,016)
Franklin Resources, Inc.	(300)	(37,524)
Greenhill & Co., Inc.	(300)	(19,737)
Invesco, Ltd.	(1,900)	(48,564)
Investment Technology Group, Inc.*	(1,600)	(29,104)
Janus Capital Group, Inc.	(2,200)	(27,434)
KBW, Inc.	(1,100)	(28,809)
Knight Capital Group, Inc. Class A*	(2,200)	(29,480)
MF Global Holdings Ltd.*	(3,700)	(30,636)
optionsXpress Holdings, Inc.	(1,900)	(34,789)
Piper Jaffray Cos.*	(1,000)	(41,430)
Stifel Financial Corp.*	(600)	(43,074)
T. Rowe Price Group, Inc.	(700)	(46,494)
TD Ameritrade Holding Corp.	(1,700)	(35,479)
The Charles Schwab Corp.	(1,900)	(34,257)
The Goldman Sachs Group, Inc.	(300)	(47,541)
		(638,376)
Chemicals (-0.6%)
Albemarle Corp.	(600)	(35,862)
Arch Chemicals, Inc.	(800)	(33,272)
Calgon Carbon Corp.*	(1,600)	(25,408)
Celanese Corp. Series A	(1,000)	(44,370)
CF Industries Holdings, Inc.	(300)	(41,037)
Cytec Industries, Inc.	(500)	(27,185)
Ecolab, Inc.	(800)	(40,816)
Ferro Corp.*	(2,900)	(48,111)
H.B. Fuller Co.	(1,200)	(25,776)
International Flavors & Fragrances, Inc.	(600)	(37,380)
Nalco Holding Co.	(1,300)	(35,503)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Chemicals
NewMarket Corp.	(300)	$(47,466)
Olin Corp.	(1,700)	(38,964)
OM Group, Inc.*	(900)	(32,886)
PolyOne Corp.	(3,000)	(42,630)
Praxair, Inc.	(400)	(40,640)
Rockwood Holdings, Inc.*	(1,200)	(59,064)
RPM International, Inc.	(1,800)	(42,714)
Sensient Technologies Corp.	(1,200)	(43,008)
Sigma-Aldrich Corp.	(600)	(38,184)
Solutia, Inc.*	(1,500)	(38,100)
The Dow Chemical Co.	(1,100)	(41,525)
The Mosaic Co.	(600)	(47,250)
The Scotts Miracle-Gro Co. Class A	(500)	(28,925)
The Sherwin-Williams Co.	(500)	(41,995)
Valspar Corp.	(1,100)	(43,010)
		(1,021,081)
Commercial Banks (-0.7%)
Associated Banc-Corp.	(2,100)	(31,185)
Bancfirst Corp.	(600)	(25,608)
Bank of Hawaii Corp.	(700)	(33,474)
BB&T Corp.	(1,300)	(35,685)
Chemical Financial Corp.	(1,200)	(23,916)
City National Corp.	(500)	(28,525)
Columbia Banking System, Inc.	(1,600)	(30,672)
Commerce Bancshares, Inc.	(777)	(31,422)
Cullen/Frost Bankers, Inc.	(500)	(29,510)
East West Bancorp, Inc.	(1,900)	(41,724)
Fifth Third Bancorp	(2,300)	(31,924)
First Financial Bancorp	(1,500)	(25,035)
First Horizon National Corp.	(2,356)	(26,411)
FirstMerit Corp.	(1,505)	(25,675)
Fulton Financial Corp.	(2,700)	(29,997)
Hancock Holding Co.	(900)	(29,556)
Iberiabank Corp.	(500)	(30,065)
Investors Bancorp, Inc.*	(2,100)	(31,269)
KeyCorp	(3,700)	(32,856)
National Penn Bancshares, Inc.	(4,100)	(31,734)
NBT Bancorp, Inc.	(1,100)	(25,069)
Old National Bancorp	(2,200)	(23,584)
PNC Financial Services Group, Inc.	(500)	(31,495)
PrivateBancorp, Inc.	(2,200)	(33,638)
Prosperity Bancshares, Inc.	(900)	(38,493)
Regions Financial Corp.	(3,900)	(28,314)
SunTrust Banks, Inc.	(1,400)	(40,376)
Susquehanna Bancshares, Inc.	(3,000)	(28,050)
SVB Financial Group*	(800)	(45,544)
TCF Financial Corp.	(1,900)	(30,134)
Trustmark Corp.	(1,200)	(28,104)
UMB Financial Corp.	(800)	(29,884)
Valley National Bancorp	(2,315)	(32,317)
Webster Financial Corp.	(1,700)	(36,431)
Zions Bancorporation	(1,300)	(29,978)
		(1,087,654)
Commercial Services & Supplies (-0.6%)
ABM Industries, Inc.	(1,500)	(38,085)
American Reprographics Co.*	(3,200)	(33,120)
Avery Dennison Corp.	(900)	(37,764)
Cintas Corp.	(1,300)	(39,351)
Consolidated Graphics, Inc.*	(500)	(27,315)
Corrections Corp. of America*	(1,600)	(39,040)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Commercial Services & Supplies
Covanta Holding Corp.	(1,600)	$(27,328)
Deluxe Corp.	(1,500)	(39,810)
Herman Miller, Inc.	(1,500)	(41,235)
HNI Corp.	(1,000)	(31,560)
Iron Mountain, Inc.	(1,300)	(40,599)
Knoll, Inc.	(2,200)	(46,112)
Mine Safety Appliances Co.	(1,200)	(44,004)
Multi-Color Corp.	(1,100)	(22,231)
Pitney Bowes, Inc.	(1,100)	(28,259)
R. R. Donnelley & Sons Co.	(1,600)	(30,272)
Republic Services, Inc.	(1,100)	(33,044)
Rollins, Inc.	(1,950)	(39,585)
Schawk, Inc.	(1,900)	(36,936)
Steelcase, Inc. Class A	(2,900)	(33,002)
Stericycle, Inc.*	(500)	(44,335)
The Brink’s Co.	(1,100)	(36,421)
The Geo Group, Inc.*	(1,400)	(35,896)
US Ecology, Inc.	(1,600)	(27,888)
Waste Connections, Inc.	(1,050)	(30,230)
Waste Management, Inc.	(1,000)	(37,340)
		(920,762)
Communications Equipment (-0.4%)
Acme Packet, Inc.*	(800)	(56,768)
ADTRAN, Inc.	(800)	(33,968)
Arris Group, Inc.*	(2,800)	(35,672)
Aruba Networks, Inc.*	(1,600)	(54,144)
Blue Coat Systems, Inc.*	(800)	(22,528)
Brocade Communications Systems, Inc.*	(5,000)	(30,750)
Comtech Telecommunications Corp.	(700)	(19,026)
F5 Networks, Inc.*	(300)	(30,771)
Harmonic, Inc.*	(3,700)	(34,706)
Harris Corp.	(600)	(29,760)
JDS Uniphase Corp.*	(2,600)	(54,184)
Juniper Networks, Inc.*	(900)	(37,872)
Motorola Mobility Holdings, Inc.*	(462)	(11,273)
Motorola Solutions, Inc.*	(528)	(23,596)
Plantronics, Inc.	(1,000)	(36,620)
Polycom, Inc.*	(900)	(46,665)
Riverbed Technology, Inc.*	(1,600)	(60,240)
Tekelec*	(2,000)	(16,240)
Viasat, Inc.*	(700)	(27,888)
		(662,671)
Computers & Peripherals (-0.2%)
Dell, Inc.*	(1,900)	(27,569)
Diebold, Inc.	(1,100)	(39,006)
Intermec, Inc.*	(2,100)	(22,659)
NCR Corp.*	(2,500)	(47,100)
NetApp, Inc.*	(600)	(28,908)
SanDisk Corp.*	(800)	(36,872)
Western Digital Corp.*	(1,200)	(44,748)
		(246,862)
Construction & Engineering (-0.2%)
Aecom Technology Corp.*	(1,100)	(30,503)
Fluor Corp.	(600)	(44,196)
Granite Construction, Inc.	(1,200)	(33,720)
Jacobs Engineering Group, Inc.*	(1,000)	(51,430)
MasTec, Inc.*	(2,500)	(52,000)
Quanta Services, Inc.*	(1,600)	(35,888)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Construction & Engineering
The Shaw Group, Inc.*	(800)	$(28,328)
Tutor Perini Corp.	(1,500)	(36,540)
		(312,605)
Construction Materials (-0.0%)
Eagle Materials, Inc.	(1,300)	(39,338)

Consumer Finance (-0.1%)
Cash America International, Inc.	(900)	(41,445)
Discover Financial Services	(2,100)	(50,652)
First Cash Financial Services, Inc.*	(900)	(34,740)
Nelnet, Inc. Class A	(1,000)	(21,830)
		(148,667)
Containers & Packaging (-0.2%)
Aptargroup, Inc.	(600)	(30,078)
Bemis Co., Inc.	(1,100)	(36,091)
Crown Holdings, Inc.*	(1,100)	(42,438)
Greif, Inc. Class A	(500)	(32,705)
Owens-Illinois, Inc.*	(1,000)	(30,190)
Packaging Corp. of America	(1,100)	(31,779)
Sealed Air Corp.	(1,600)	(42,656)
Silgan Holdings, Inc.	(1,000)	(38,140)
Sonoco Products Co.	(800)	(28,984)
Temple-Inland, Inc.	(1,500)	(35,100)
		(348,161)
Distributors (-0.1%)
Genuine Parts Co.	(800)	(42,912)
LKQ Corp.*	(1,600)	(38,560)
Pool Corp.	(1,400)	(33,754)
		(115,226)
Diversified Consumer Services (-0.1%)
Apollo Group, Inc. Class A*	(600)	(25,026)
Grand Canyon Education, Inc.*	(1,400)	(20,300)
H&R Block, Inc.	(2,200)	(36,828)
K12, Inc.*	(800)	(26,960)
Lincoln Educational Services Corp.	(1,400)	(22,246)
Matthews International Corp. Class A	(800)	(30,840)
Regis Corp.	(1,300)	(23,062)
Service Corp. International	(4,000)	(44,240)
		(229,502)
Diversified Financial Services (-0.2%)
CME Group, Inc.	(100)	(30,155)
Interactive Brokers Group, Inc. Class A	(1,700)	(27,013)
IntercontinentalExchange, Inc.*	(300)	(37,062)
Leucadia National Corp.	(1,300)	(48,802)
MSCI, Inc. Class A*	(700)	(25,774)
PHH Corp.*	(1,500)	(32,655)
Pico Holdings, Inc.*	(1,000)	(30,060)
Portfolio Recovery Associates, Inc.*	(500)	(42,565)
		(274,086)
Diversified Telecommunication Services (-0.1%)
CenturyTel, Inc.	(900)	(37,395)
Frontier Communications Corp.	(3,800)	(31,236)
Hughes Communications, Inc.*	(600)	(35,802)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Diversified Telecommunication Services
tw telecom, Inc.*	(1,500)	$(28,800)
Windstream Corp.	(2,200)	(28,314)
		(161,547)
Electric Utilities (-0.5%)
Allete, Inc.	(700)	(27,279)
American Electric Power Co., Inc.	(900)	(31,626)
DPL, Inc.	(1,000)	(27,410)
Duke Energy Corp.	(2,000)	(36,300)
Edison International	(800)	(29,272)
El Paso Electric Co.*	(1,200)	(36,480)
Entergy Corp.	(400)	(26,884)
FirstEnergy Corp.	(900)	(33,381)
Hawaiian Electric Industries, Inc.	(1,500)	(37,200)
IDACORP, Inc.	(1,000)	(38,100)
ITC Holdings Corp.	(600)	(41,940)
MGE Energy, Inc.	(800)	(32,392)
Northeast Utilities	(1,300)	(44,980)
NV Energy, Inc.	(2,700)	(40,203)
Pepco Holdings, Inc.	(1,900)	(35,435)
PNM Resources, Inc.	(2,300)	(34,316)
Portland General Electric Co.	(1,300)	(30,901)
PPL Corp.	(1,100)	(27,830)
Progress Energy, Inc.	(800)	(36,912)
Southern Co.	(900)	(34,299)
UIL Holdings Corp.	(1,100)	(33,572)
Unisource Energy Corp.	(700)	(25,291)
		(742,003)
Electrical Equipment (-0.3%)
Acuity Brands, Inc.	(800)	(46,792)
AMETEK, Inc.	(1,200)	(52,644)
Brady Corp. Class A	(900)	(32,121)
EnerSys*	(1,200)	(47,700)
Franklin Electric Co., Inc.	(500)	(23,100)
General Cable Corp.*	(1,300)	(56,290)
GrafTech International, Ltd.*	(2,000)	(41,260)
II-VI, Inc.*	(900)	(44,775)
Polypore International, Inc.*	(1,100)	(63,338)
Roper Industries, Inc.	(400)	(34,584)
Woodward Governor Co.	(1,100)	(38,016)
		(480,620)
Electronic Equipment, Instruments & Components (-0.5%)
Amphenol Corp. Class A	(800)	(43,512)
Anixter International, Inc.	(700)	(48,923)
Arrow Electronics, Inc.*	(1,100)	(46,068)
Avnet, Inc.*	(1,000)	(34,090)
Checkpoint Systems, Inc.*	(1,400)	(31,472)
Coherent, Inc.*	(700)	(40,677)
Corning, Inc.	(1,700)	(35,071)
FLIR Systems, Inc.	(1,100)	(38,071)
Ingram Micro, Inc. Class A*	(1,800)	(37,854)
IPG Photonics Corp.*	(1,300)	(74,984)
Jabil Circuit, Inc.	(1,900)	(38,817)
Littelfuse, Inc.	(800)	(45,680)
Multi-Fineline Electronix, Inc.*	(1,300)	(36,686)
National Instruments Corp.	(1,650)	(54,071)
Plexus Corp.*	(1,100)	(38,566)
Rofin-Sinar Technologies, Inc.*	(1,400)	(55,300)
SYNNEX Corp.*	(900)	(29,457)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Electronic Equipment, Instruments & Components
Tech Data Corp.*	(800)	$(40,688)
Trimble Navigation, Ltd.*	(800)	(40,432)
		(810,419)
Energy Equipment & Services (-0.6%)
Bristow Group, Inc.*	(900)	(42,570)
Cameron International Corp.*	(811)	(46,308)
CARBO Ceramics, Inc.	(500)	(70,560)
Complete Production Services, Inc.*	(1,500)	(47,715)
Dresser-Rand Group, Inc.*	(800)	(42,896)
Exterran Holdings, Inc.*	(1,300)	(30,849)
FMC Technologies, Inc.*	(400)	(37,792)
Gulfmark Offshore, Inc. Class A*	(900)	(40,059)
Helix Energy Solutions Group, Inc.*	(3,200)	(55,040)
Hornbeck Offshore Services, Inc.*	(1,400)	(43,190)
Lufkin Industries, Inc.	(700)	(65,429)
Nabors Industries, Ltd.*	(1,400)	(42,532)
Patterson-UTI Energy, Inc.	(2,000)	(58,780)
Pride International, Inc.*	(1,100)	(47,245)
Rowan Cos., Inc.*	(1,000)	(44,180)
Superior Energy Services, Inc.*	(1,300)	(53,300)
Tetra Technologies, Inc.*	(2,800)	(43,120)
Tidewater, Inc.	(600)	(35,910)
Unit Corp.*	(800)	(49,560)
		(897,035)
Food & Staples Retailing (-0.3%)
BJ’s Wholesale Club, Inc.*	(800)	(39,056)
Costco Wholesale Corp.	(600)	(43,992)
CVS Caremark Corp.	(1,200)	(41,184)
Pricesmart, Inc.	(900)	(32,976)
Safeway, Inc.	(1,400)	(32,956)
SUPERVALU, Inc.	(2,400)	(21,432)
Sysco Corp.	(1,100)	(30,470)
The Kroger Co.	(1,400)	(33,558)
United Natural Foods, Inc.*	(800)	(35,856)
Wal-Mart Stores, Inc.	(1,800)	(93,690)
Weis Markets, Inc.	(600)	(24,276)
Winn-Dixie Stores, Inc.*	(3,800)	(27,132)
		(456,578)
Food Products (-0.5%)
Archer-Daniels-Midland Co.	(1,200)	(43,212)
Campbell Soup Co.	(900)	(29,799)
Chiquita Brands International, Inc.*	(1,800)	(27,612)
Darling International, Inc.*	(3,700)	(56,869)
Dean Foods Co.*	(3,100)	(31,000)
Flowers Foods, Inc.	(1,300)	(35,399)
General Mills, Inc.	(1,000)	(36,550)
Hormel Foods Corp.	(1,400)	(38,976)
Kellogg Co.	(600)	(32,388)
Kraft Foods, Inc. Class A	(1,500)	(47,040)
McCormick & Co., Inc.	(800)	(38,264)
Mead Johnson Nutrition Co.	(600)	(34,758)
Ralcorp Holdings, Inc.*	(500)	(34,215)
Sanderson Farms, Inc.	(500)	(22,960)
Smithfield Foods, Inc.*	(1,800)	(43,308)
Snyders-Lance, Inc.	(1,100)	(21,835)
The Hain Celestial Group, Inc.*	(1,200)	(38,736)
The Hershey Co.	(500)	(27,175)
The J.M. Smucker Co.	(600)	(42,834)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Food Products
Tootsie Roll Industries, Inc.	(1,273)	$(36,105)
TreeHouse Foods, Inc.*	(800)	(45,496)
		(764,531)
Gas Utilities (-0.2%)
AGL Resources, Inc.	(600)	(23,904)
Atmos Energy Corp.	(800)	(27,280)
National Fuel Gas Co.	(500)	(37,000)
New Jersey Resources Corp.	(700)	(30,065)
Northwest Natural Gas Co.	(500)	(23,065)
ONEOK, Inc.	(800)	(53,504)
Questar Corp.	(2,000)	(34,900)
South Jersey Industries, Inc.	(800)	(44,776)
Southwest Gas Corp.	(700)	(27,279)
The Laclede Group, Inc.	(900)	(34,290)
UGI Corp.	(900)	(29,610)
WGL Holdings, Inc.	(800)	(31,200)
		(396,873)
Health Care Equipment & Supplies (-0.6%)
Alere, Inc.*	(800)	(31,312)
American Medical Systems Holdings, Inc.*	(1,400)	(30,296)
Baxter International, Inc.	(700)	(37,639)
Becton, Dickinson and Co.	(500)	(39,810)
Boston Scientific Corp.*	(4,200)	(30,198)
CR Bard, Inc.	(400)	(39,724)
DENTSPLY International, Inc.	(1,000)	(36,990)
Gen-Probe, Inc.*	(800)	(53,080)
Haemonetics Corp.*	(400)	(26,216)
Hill-Rom Holdings, Inc.	(800)	(30,384)
Hologic, Inc.*	(1,600)	(35,520)
Integra LifeSciences Holdings*	(800)	(37,936)
Intuitive Surgical, Inc.*	(100)	(33,346)
Kinetic Concepts, Inc.*	(800)	(43,536)
Masimo Corp.	(1,200)	(39,720)
Medtronic, Inc.	(900)	(35,415)
NxStage Medical, Inc.*	(1,400)	(30,772)
ResMed, Inc.*	(800)	(24,000)
Sirona Dental Systems, Inc.*	(800)	(40,128)
St. Jude Medical, Inc.	(900)	(46,134)
STERIS Corp.	(800)	(27,632)
Stryker Corp.	(600)	(36,480)
Teleflex, Inc.	(600)	(34,788)
West Pharmaceutical Services, Inc.	(800)	(35,816)
Zimmer Holdings, Inc.*	(600)	(36,318)
		(893,190)
Health Care Providers & Services (-0.7%)
AMERIGROUP Corp.*	(800)	(51,400)
Brookdale Senior Living, Inc.*	(2,400)	(67,200)
Catalyst Health Solutions, Inc.*	(600)	(33,558)
Centene Corp.*	(1,400)	(46,172)
Chemed Corp.	(600)	(39,966)
Community Health Systems, Inc.*	(900)	(35,991)
Coventry Health Care, Inc.*	(1,300)	(41,457)
DaVita, Inc.*	(400)	(34,204)
Health Management Associates, Inc. Class A*	(3,400)	(37,060)
Healthspring, Inc.*	(1,500)	(56,055)
Henry Schein, Inc.*	(400)	(28,068)
HMS Holdings Corp.*	(500)	(40,925)
Kindred Healthcare, Inc.*	(1,400)	(33,432)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Health Care Providers & Services
Laboratory Corp. of America Holdings*	(500)	$(46,065)
Landauer, Inc.	(400)	(24,608)
LifePoint Hospitals, Inc.*	(1,000)	(40,180)
Lincare Holdings, Inc.	(1,200)	(35,592)
Magellan Health Services, Inc.*	(600)	(29,448)
McKesson Corp.	(500)	(39,525)
Medco Health Solutions, Inc.*	(700)	(39,312)
Mednax, Inc.*	(600)	(39,966)
Molina Healthcare, Inc.*	(1,000)	(40,000)
Omnicare, Inc.	(1,200)	(35,988)
Patterson Cos., Inc.	(1,000)	(32,190)
Quest Diagnostics, Inc.	(600)	(34,632)
RehabCare Group, Inc.*	(1,600)	(58,992)
Universal American Corp.	(1,600)	(36,656)
Universal Health Services, Inc. Class B	(800)	(39,528)
VCA Antech, Inc.*	(1,400)	(35,252)
WellCare Health Plans, Inc.*	(1,000)	(41,950)
		(1,195,372)
Health Care Technology (-0.0%)
Allscripts-Misys Heathcare Solutions, Inc.*	(1,400)	(29,386)

Hotels, Restaurants & Leisure (-0.7%)
Bally Technologies, Inc.*	(900)	(34,065)
Bob Evans Farms, Inc.	(1,100)	(35,860)
Carnival Corp.	(700)	(26,852)
CEC Entertainment, Inc.	(900)	(33,957)
Choice Hotels International, Inc.	(1,000)	(38,850)
Cracker Barrel Old Country Store, Inc.	(500)	(24,570)
Darden Restaurants, Inc.	(600)	(29,478)
Domino’s Pizza, Inc.*	(2,400)	(44,232)
Gaylord Entertainment Co.*	(1,100)	(38,148)
International Game Technology	(1,600)	(25,968)
International Speedway Corp. Class A	(1,100)	(32,780)
Interval Leisure Group, Inc.*	(2,200)	(35,970)
Jack in the Box, Inc.*	(1,400)	(31,752)
Life Time Fitness, Inc.*	(700)	(26,117)
Marriott International, Inc. Class A	(900)	(32,022)
McDonald’s Corp.	(1,200)	(91,308)
Panera Bread Co. Class A*	(300)	(38,100)
Papa John’s International, Inc.*	(1,000)	(31,670)
Penn National Gaming, Inc.*	(1,000)	(37,060)
Pinnacle Entertainment, Inc.*	(2,600)	(35,412)
Ruby Tuesday, Inc.*	(2,100)	(27,531)
Scientific Games Corp. Class A*	(3,100)	(27,094)
Sonic Corp.*	(2,800)	(25,340)
Speedway Motorsports, Inc.	(2,100)	(33,558)
Starwood Hotels & Resorts Worldwide, Inc.	(500)	(29,060)
Texas Roadhouse, Inc. Class A	(2,400)	(40,776)
The Cheesecake Factory, Inc.*	(1,300)	(39,117)
Vail Resorts, Inc.*	(800)	(39,008)
WMS Industries, Inc.*	(600)	(21,210)
Wyndham Worldwide Corp.	(900)	(28,629)
Wynn Resorts, Ltd.	(300)	(38,175)
Yum! Brands, Inc.	(800)	(41,104)
		(1,114,773)
Household Durables (-0.3%)
D.R. Horton, Inc.	(2,500)	(29,125)
Ethan Allen Interiors, Inc.	(2,200)	(48,180)
KB Home	(2,200)	(27,368)
Leggett & Platt, Inc.	(1,000)	(24,500)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Household Durables
Lennar Corp. Class A	(1,800)	$(32,616)
M.D.C. Holdings, Inc.	(1,000)	(25,350)
Meritage Homes Corp.*	(1,500)	(36,195)
Mohawk Industries, Inc.*	(700)	(42,805)
Stanley Black & Decker, Inc.	(400)	(30,640)
Tempur-Pedic International, Inc.*	(1,000)	(50,660)
The Ryland Group, Inc.	(1,900)	(30,210)
Toll Brothers, Inc.*	(2,000)	(39,540)
Tupperware Brands Corp.	(700)	(41,797)
Universal Electronics, Inc.*	(1,600)	(47,296)
		(506,282)
Household Products (-0.2%)
Clorox Co.	(600)	(42,042)
Colgate-Palmolive Co.	(600)	(48,456)
Energizer Holdings, Inc.*	(500)	(35,580)
Kimberly-Clark Corp.	(700)	(45,689)
The Procter & Gamble Co.	(1,500)	(92,400)
		(264,167)
Independent Power Producers & Energy Traders (-0.1%)
Calpine Corp.*	(2,300)	(36,501)
NRG Energy, Inc.*	(1,800)	(38,772)
The AES Corp.*	(3,200)	(41,600)
		(116,873)
Industrial Conglomerates (-0.0%)
Carlisle Cos., Inc.	(900)	(40,095)

Insurance (-0.8%)
American Equity Investment Life Holding Co.	(1,900)	(24,928)
American Financial Group, Inc.	(900)	(31,518)
American National Insurance Co.	(300)	(23,751)
Amtrust Financial Services, Inc.	(1,300)	(24,791)
AON Corp.	(800)	(42,368)
Arthur J. Gallagher & Co.	(1,000)	(30,410)
Assurant, Inc.	(600)	(23,106)
Brown & Brown, Inc.	(1,700)	(43,860)
Cincinnati Financial Corp.	(1,200)	(39,360)
CNA Financial Corp.	(1,000)	(29,550)
CNO Financial Group, Inc.*	(5,400)	(40,554)
Delphi Financial Group, Inc. Class A	(1,300)	(39,923)
Employers Holdings, Inc.	(1,800)	(37,188)
FBL Financial Group, Inc. Class A	(1,000)	(30,720)
Harleysville Group, Inc.	(800)	(26,504)
Hartford Financial Services Group, Inc.	(1,500)	(40,395)
HCC Insurance Holdings, Inc.	(1,100)	(34,441)
Hilltop Holdings, Inc.*	(2,300)	(23,092)
Lincoln National Corp.	(1,100)	(33,044)
Loews Corp.	(900)	(38,781)
Markel Corp.*	(100)	(41,445)
Mercury General Corp.	(800)	(31,304)
MetLife, Inc.	(700)	(31,311)
Navigators Group, Inc.*	(600)	(30,900)
Old Republic International Corp.	(2,300)	(29,187)
Principal Financial Group, Inc.	(1,100)	(35,321)
ProAssurance Corp.*	(400)	(25,348)
Protective Life Corp.	(1,500)	(39,825)
RLI Corp.	(500)	(28,825)
Safety Insurance Group, Inc.	(600)	(27,666)
Selective Insurance Group, Inc.	(1,500)	(25,950)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Insurance
StanCorp Financial Group, Inc.	(700)	$(32,284)
The Allstate Corp.	(1,000)	(31,780)
The Hanover Insurance Group, Inc.	(800)	(36,200)
The Progressive Corp.	(1,700)	(35,921)
Torchmark Corp.	(400)	(26,592)
Tower Group, Inc.	(1,200)	(28,836)
Transatlantic Holdings, Inc.	(600)	(29,202)
W.R. Berkley Corp.	(1,200)	(38,652)
		(1,264,833)
Internet & Catalog Retail (-0.0%)
HSN, Inc.*	(1,100)	(35,233)

Internet Software & Services (-0.2%)
Akamai Technologies, Inc.*	(700)	(26,600)
DealerTrack Holdings, Inc.*	(1,500)	(34,440)
Equinix, Inc.*	(300)	(27,330)
GSI Commerce, Inc.*	(1,100)	(32,197)
IAC/InterActiveCorp*	(1,400)	(43,246)
Monster Worldwide, Inc.*	(2,100)	(33,390)
SAVVIS, Inc.*	(1,600)	(59,344)
ValueClick, Inc.*	(2,300)	(33,258)
		(289,805)
IT Services (-0.6%)
Automatic Data Processing, Inc.	(900)	(46,179)
Broadridge Financial Solutions, Inc.	(1,300)	(29,497)
CACI International, Inc. Class A*	(500)	(30,660)
Cognizant Technology Solutions Corp. Class A*	(600)	(48,840)
Convergys Corp.*	(2,600)	(37,336)
CoreLogic, Inc.*	(1,442)	(26,677)
DST Systems, Inc.	(600)	(31,692)
Fidelity National Information Services, Inc.	(900)	(29,421)
Fiserv, Inc.*	(600)	(37,632)
Forrester Research, Inc.	(800)	(30,632)
Gartner, Inc.*	(1,000)	(41,670)
Global Payments, Inc.	(600)	(29,352)
iGate Corp.	(1,500)	(28,155)
Jack Henry & Associates, Inc.	(1,100)	(37,279)
ManTech International Corp. Class A*	(700)	(29,680)
Paychex, Inc.	(1,100)	(34,496)
SAIC, Inc.*	(1,700)	(28,764)
SRA International, Inc. Class A*	(1,600)	(45,376)
Syntel, Inc.	(700)	(36,561)
Teradata Corp.*	(700)	(35,490)
The Western Union Co.	(2,000)	(41,540)
TNS, Inc.*	(1,300)	(20,241)
Total System Services, Inc.	(1,900)	(34,238)
Unisys Corp.*	(900)	(28,098)
VeriFone Holdings, Inc.*	(1,300)	(71,435)
Visa, Inc. Class A	(600)	(44,172)
Wright Express Corp.*	(900)	(46,656)
		(981,769)
Leisure Equipment & Products (-0.1%)
Brunswick Corp.	(1,600)	(40,688)
Hasbro, Inc.	(700)	(32,788)
Mattel, Inc.	(1,300)	(32,409)
		(105,885)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Life Sciences Tools & Services (-0.2%)
Bio-Rad Laboratories, Inc. Class A*	(300)	$(36,042)
Charles River Laboratories International, Inc.*	(800)	(30,704)
Covance, Inc.*	(700)	(38,304)
Life Technologies Corp.*	(700)	(36,694)
Mettler-Toledo International, Inc.*	(300)	(51,600)
Paraxel International Corp.*	(1,100)	(27,390)
PerkinElmer, Inc.	(1,300)	(34,151)
Pharmaceutical Product Development, Inc.	(900)	(24,939)
Techne Corp.	(400)	(28,640)
Thermo Fisher Scientific, Inc.*	(900)	(49,995)
Waters Corp.*	(400)	(34,760)
		(393,219)
Machinery (-0.9%)
Actuant Corp. Class A	(1,600)	(46,400)
Albany International Corp. Class A	(1,300)	(32,370)
American Railcar Industries, Inc.*	(2,100)	(52,416)
Astec Industries, Inc.*	(1,100)	(41,019)
Barnes Group, Inc.	(1,700)	(35,496)
Briggs & Stratton Corp.	(1,400)	(31,710)
Cascade Corp.	(700)	(31,206)
CLARCOR, Inc.	(700)	(31,451)
Columbus McKinnon Corp.*	(2,200)	(40,612)
Cummins, Inc.	(300)	(32,886)
ESCO Technologies, Inc.	(900)	(34,335)
Flowserve Corp.	(200)	(25,760)
FreightCar America, Inc.*	(1,300)	(42,263)
Harsco Corp.	(1,200)	(42,348)
IDEX Corp.	(1,000)	(43,650)
Illinois Tool Works, Inc.	(600)	(32,232)
Kaydon Corp.	(900)	(35,271)
Kennametal, Inc.	(1,100)	(42,900)
Lincoln Electric Holdings, Inc.	(500)	(37,960)
Mueller Industries, Inc.	(1,200)	(43,944)
NACCO Industries, Inc. Class A	(300)	(33,201)
Nordson Corp.	(500)	(57,530)
PACCAR, Inc.	(700)	(36,645)
Pentair, Inc.	(1,000)	(37,790)
Snap-on, Inc.	(700)	(42,042)
SPX Corp.	(600)	(47,634)
Tennant Co.	(800)	(33,632)
Terex Corp.*	(1,300)	(48,152)
The Manitowoc Co., Inc.	(2,000)	(43,760)
The Middleby Corp.*	(400)	(37,288)
Trinity Industries, Inc.	(1,400)	(51,338)
Valmont Industries, Inc.	(400)	(41,748)
WABCO Holdings, Inc.*	(800)	(49,312)
Wabtec Corp.	(800)	(54,264)
Watts Water Technologies, Inc. Class A	(1,000)	(38,190)
		(1,408,755)
Marine (-0.1%)
Alexander & Baldwin, Inc.	(900)	(41,085)
Kirby Corp.*	(700)	(40,103)
		(81,188)
Media (-0.5%)
Cablevision Systems Corp. Group A	(1,300)	(44,993)
CBS Corp. Class B	(2,000)	(50,080)
Cinemark Holdings, Inc.	(1,900)	(36,765)
Comcast Corp. Class A	(1,700)	(42,024)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Media
Discovery Communications, Inc. Class A*	(700)	$(27,930)
DreamWorks Animation SKG, Inc. Class A*	(900)	(25,137)
E.W. Scripps Co. Class A*	(3,100)	(30,690)
Lamar Advertising Co. Class A*	(1,200)	(44,328)
Liberty Media Corp. - Capital Series A*	(500)	(36,835)
Liberty Media Corp. - Starz Series A*	(500)	(38,800)
Live Nation Entertainment, Inc.*	(3,400)	(34,000)
Morningstar, Inc.	(600)	(35,028)
Omnicom Group, Inc.	(800)	(39,248)
Regal Entertainment Group Class A	(2,100)	(28,350)
Rentrak Corp.*	(1,100)	(29,612)
Scripps Networks Interactive, Inc. Class A	(700)	(35,063)
The Interpublic Group of Cos., Inc.	(3,300)	(41,481)
The McGraw-Hill Cos., Inc.	(800)	(31,520)
The Walt Disney Co.	(1,400)	(60,326)
Time Warner Cable, Inc.	(600)	(42,804)
Valassis Communications, Inc.*	(1,000)	(29,140)
		(784,154)
Metals & Mining (-0.5%)
Alcoa, Inc.	(2,300)	(40,595)
Allegheny Technologies, Inc.	(600)	(40,632)
Allied Nevada Gold Corp.*	(1,200)	(42,576)
AMCOL International Corp.	(1,000)	(35,980)
Carpenter Technology Corp.	(900)	(38,439)
Cliffs Natural Resources, Inc.	(600)	(58,968)
Coeur d’Alene Mines Corp.*	(1,900)	(66,082)
Commercial Metals Co.	(2,000)	(34,540)
Compass Minerals International, Inc.	(400)	(37,412)
Contango ORE, Inc.*	(60)	(1,109)
Globe Specialty Metals, Inc.	(1,900)	(43,244)
Kaiser Aluminum Corp.	(800)	(39,400)
Nucor Corp.	(1,000)	(46,020)
Reliance Steel & Aluminum Co.	(800)	(46,224)
Royal Gold, Inc.	(700)	(36,680)
RTI International Metals, Inc.*	(1,200)	(37,380)
Schnitzer Steel Industries, Inc. Class A	(700)	(45,507)
Southern Copper Corp.	(800)	(32,216)
Steel Dynamics, Inc.	(1,800)	(33,786)
Titanium Metals Corp.*	(1,300)	(24,154)
Walter Energy, Inc.	(400)	(54,172)
Worthington Industries, Inc.	(2,000)	(41,840)
		(876,956)
Multi-Utilities (-0.4%)
Alliant Energy Corp.	(1,000)	(38,930)
Ameren Corp.	(1,100)	(30,877)
Black Hills Corp.	(1,100)	(36,784)
CenterPoint Energy, Inc.	(1,700)	(29,852)
CH Energy Group, Inc.	(500)	(25,270)
CMS Energy Corp.	(1,500)	(29,460)
Consolidated Edison, Inc.	(800)	(40,576)
Dominion Resources, Inc.	(900)	(40,230)
MDU Resources Group, Inc.	(1,300)	(29,861)
NorthWestern Corp.	(1,000)	(30,300)
OGE Energy Corp.	(900)	(45,504)
Public Service Enterprise Group, Inc.	(1,100)	(34,661)
SCANA Corp.	(700)	(27,559)
Sempra Energy	(800)	(42,800)
TECO Energy, Inc.	(1,500)	(28,140)
Vectren Corp.	(1,400)	(38,080)
Wisconsin Energy Corp.	(1,000)	(30,500)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Multi-Utilities
Xcel Energy, Inc.	(1,500)	$(35,835)
		(615,219)
Multiline Retail (-0.1%)
99 Cents Only Stores*	(1,500)	(29,400)
Dillard’s, Inc. Class A	(1,200)	(48,144)
Fred’s, Inc. Class A	(2,000)	(26,640)
J.C. Penney Co., Inc.	(1,000)	(35,910)
Kohl’s Corp.	(600)	(31,824)
Macy’s, Inc.	(1,500)	(36,390)
Nordstrom, Inc.	(800)	(35,904)
		(244,212)
Office Electronics (-0.0%)
Xerox Corp.	(2,933)	(31,236)
Zebra Technologies Corp. Class A*	(1,100)	(43,164)
		(74,400)
Oil, Gas & Consumable Fuels (-1.3%)
Anadarko Petroleum Corp.	(700)	(57,344)
Apache Corp.	(500)	(65,460)
Berry Petroleum Co. Class A	(1,100)	(55,495)
Bill Barrett Corp.*	(1,000)	(39,910)
Brigham Exploration Co.*	(1,600)	(59,488)
Cabot Oil & Gas Corp.	(1,200)	(63,564)
Carrizo Oil & Gas, Inc.*	(1,200)	(44,316)
Chesapeake Energy Corp.	(1,700)	(56,984)
Cimarex Energy Co.	(400)	(46,096)
Comstock Resources, Inc.*	(1,200)	(37,128)
Concho Resources, Inc.*	(500)	(53,650)
Consol Energy, Inc.	(800)	(42,904)
Contango Oil & Gas Co.*	(600)	(37,944)
Continental Resources, Inc.*	(600)	(42,882)
CVR Energy, Inc.*	(3,500)	(81,060)
Denbury Resources, Inc.*	(2,100)	(51,240)
El Paso Corp.	(2,800)	(50,400)
EOG Resources, Inc.	(400)	(47,404)
EQT Corp.	(1,100)	(54,890)
Forest Oil Corp.*	(1,100)	(41,613)
Frontier Oil Corp.	(2,300)	(67,436)
Holly Corp.	(700)	(42,532)
Newfield Exploration Co.*	(500)	(38,005)
Noble Energy, Inc.	(400)	(38,660)
Penn Virginia Corp.	(2,100)	(35,616)
Petrohawk Energy Corp.*	(2,000)	(49,080)
Pioneer Natural Resources Co.	(600)	(61,152)
Plains Exploration & Production Co.*	(1,100)	(39,853)
QEP Resources, Inc.	(800)	(32,432)
Quicksilver Resources, Inc.*	(2,000)	(28,620)
Range Resources Corp.	(1,100)	(64,306)
Rosetta Resources, Inc.*	(1,200)	(57,048)
SandRidge Energy, Inc.*	(4,600)	(58,880)
SM Energy Co.	(700)	(51,933)
Southern Union Co.	(1,100)	(31,482)
Southwestern Energy Co.*	(1,100)	(47,267)
Spectra Energy Corp.	(1,500)	(40,770)
Stone Energy Corp.*	(2,100)	(70,077)
Swift Energy Co.*	(1,000)	(42,680)
The Williams Cos., Inc.	(1,400)	(43,652)
Whiting Petroleum Corp.*	(600)	(44,070)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Oil, Gas & Consumable Fuels
World Fuel Services Corp.	(1,300)	$(52,793)
		(2,068,116)
Paper & Forest Products (-0.2%)
Buckeye Technologies, Inc.	(2,300)	(62,629)
Clearwater Paper Corp.*	(400)	(32,560)
Deltic Timber Corp.	(600)	(40,104)
International Paper Co.	(1,400)	(42,252)
KapStone Paper & Packaging Corp.*	(2,200)	(37,774)
Louisiana-Pacific Corp.*	(3,400)	(35,700)
Schweitzer-Mauduit International, Inc.	(400)	(20,244)
Wausau Paper Corp.	(2,900)	(22,156)
		(293,419)
Personal Products (-0.1%)
Avon Products, Inc.	(1,000)	(27,040)
Elizabeth Arden, Inc.*	(1,700)	(51,017)
Nu Skin Enterprises, Inc. Class A	(900)	(25,875)
		(103,932)
Pharmaceuticals (-0.2%)
Allergan, Inc.	(600)	(42,612)
Bristol-Myers Squibb Co.	(1,300)	(34,359)
Forest Laboratories, Inc.*	(900)	(29,070)
Impax Laboratories, Inc.*	(1,500)	(38,175)
Par Pharmaceutical Cos., Inc.*	(1,200)	(37,296)
Perrigo Co.	(500)	(39,760)
Pfizer, Inc.	(1,900)	(38,589)
Salix Pharmaceuticals, Ltd.*	(600)	(21,018)
Viropharma, Inc.*	(2,300)	(45,770)
Watson Pharmaceuticals, Inc.*	(500)	(28,005)
		(354,654)
Professional Services (-0.3%)
CoStar Group, Inc.*	(500)	(31,340)
Dolan Media Co.*	(2,500)	(30,350)
Dun & Bradstreet Corp.	(400)	(32,096)
Equifax, Inc.	(1,000)	(38,850)
FTI Consulting, Inc.*	(700)	(26,831)
Huron Consulting Group, Inc.*	(1,200)	(33,228)
IHS, Inc. Class A*	(500)	(44,375)
Insperity, Inc.	(1,300)	(39,494)
Korn/Ferry International*	(1,700)	(37,859)
Manpower, Inc.	(600)	(37,728)
Robert Half International, Inc.	(1,100)	(33,660)
The Corporate Executive Board Co.	(800)	(32,296)
Towers Watson & Co. Class A	(600)	(33,276)
		(451,383)
Real Estate Investment Trusts (-1.3%)
Alexander’s, Inc.	(100)	(40,695)
Alexandria Real Estate Equities, Inc.	(400)	(31,188)
AMB Property Corp.	(1,200)	(43,164)
Annaly Capital Management, Inc.	(1,600)	(27,920)
Anworth Mortgage Asset Corp.	(3,200)	(22,688)
Apartment Investment & Management Co. Class A	(1,400)	(35,658)
AvalonBay Communities, Inc.	(300)	(36,024)
BioMed Realty Trust, Inc.	(1,800)	(34,236)
Boston Properties, Inc.	(300)	(28,455)
Brandywine Realty Trust	(2,700)	(32,778)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Real Estate Investment Trusts
BRE Properties, Inc.	(900)	$(42,462)
Camden Property Trust	(500)	(28,410)
Capstead Mortgage Corp.	(2,100)	(26,838)
CBL & Associates Properties, Inc.	(2,200)	(38,324)
Colonial Properties Trust	(1,700)	(32,725)
Corporate Office Properties Trust	(900)	(32,526)
Cousins Properties, Inc.	(3,804)	(31,763)
Developers Diversified Realty Corp.	(2,600)	(36,400)
DiamondRock Hospitality Co.	(3,404)	(38,023)
Digital Realty Trust, Inc.	(500)	(29,070)
Douglas Emmett, Inc.	(1,900)	(35,625)
Duke Realty Corp.	(2,300)	(32,223)
EastGroup Properties, Inc.	(500)	(21,985)
Equity Lifestyle Properties, Inc.	(500)	(28,825)
Equity One, Inc.	(1,600)	(30,032)
Equity Residential	(700)	(39,487)
Essex Property Trust, Inc.	(300)	(37,200)
Extra Space Storage, Inc.	(2,300)	(47,633)
Federal Realty Investment Trust	(500)	(40,780)
Franklin Street Properties Corp.	(2,100)	(29,547)
Healthcare Realty Trust, Inc.	(1,100)	(24,970)
Host Hotels & Resorts, Inc.	(2,085)	(36,717)
Kilroy Realty Corp.	(1,000)	(38,830)
Kimco Realty Corp.	(2,100)	(38,514)
LaSalle Hotel Properties	(1,400)	(37,800)
Liberty Property Trust	(1,100)	(36,190)
Mack-Cali Realty Corp.	(1,000)	(33,900)
Medical Properties Trust, Inc.	(3,000)	(34,710)
MFA Financial, Inc.	(3,300)	(27,060)
Mid-America Apartment Communities, Inc.	(500)	(32,100)
National Health Investors, Inc.	(700)	(33,544)
Nationwide Health Properties, Inc.	(800)	(34,024)
OMEGA Healthcare Investors, Inc.	(1,200)	(26,808)
Post Properties, Inc.	(1,300)	(51,025)
Potlatch Corp.	(700)	(28,140)
PS Business Parks, Inc.	(500)	(28,970)
Redwood Trust, Inc.	(1,700)	(26,435)
Regency Centers Corp.	(900)	(39,132)
Senior Housing Properties Trust	(1,600)	(36,864)
Simon Property Group, Inc.	(297)	(31,826)
SL Green Realty Corp.	(600)	(45,120)
Sovran Self Storage, Inc.	(900)	(35,595)
Sunstone Hotel Investors, Inc.*	(2,700)	(27,513)
Tanger Factory Outlet Centers, Inc.	(1,600)	(41,984)
Taubman Centers, Inc.	(800)	(42,864)
The Macerich Co.	(837)	(41,457)
UDR, Inc.	(1,500)	(36,555)
Ventas, Inc.	(500)	(27,150)
Washington Real Estate Investment Trust	(1,100)	(34,199)
Weingarten Realty Investors	(1,600)	(40,096)
Weyerhaeuser Co.	(2,082)	(51,217)
		(2,113,993)
Real Estate Management & Development (-0.0%)
Forestar Group, Inc.*	(1,200)	(22,824)

Road & Rail (-0.2%)
Amerco, Inc.*	(300)	(29,100)
Avis Budget Group, Inc.*	(2,300)	(41,193)
Con-way, Inc.	(900)	(35,361)
Genesee & Wyoming, Inc. Class A*	(700)	(40,740)
Heartland Express, Inc.	(1,700)	(29,852)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Road & Rail
Hertz Global Holdings, Inc.*	(2,400)	$(37,512)
J.B. Hunt Transport Services, Inc.	(1,000)	(45,420)
Landstar System, Inc.	(800)	(36,544)
Old Dominion Freight Line, Inc.*	(1,350)	(47,371)
Werner Enterprises, Inc.	(1,500)	(39,705)
		(382,798)
Semiconductors & Semiconductor Equipment (-0.9%)
Advanced Micro Devices, Inc.*	(3,100)	(26,660)
Applied Materials, Inc.	(2,400)	(37,488)
Applied Micro Circuits Corp.*	(3,000)	(31,140)
Atheros Communications, Inc.*	(1,100)	(49,115)
ATMI, Inc.*	(1,300)	(24,544)
Broadcom Corp. Class A	(1,000)	(39,380)
Cabot Microelectronics Corp.*	(800)	(41,800)
Cree, Inc.*	(500)	(23,080)
Cymer, Inc.*	(800)	(45,264)
Diodes, Inc.*	(1,800)	(61,308)
Fairchild Semiconductor International, Inc.*	(2,700)	(49,140)
Hittite Microwave Corp.*	(500)	(31,885)
Integrated Device Technology, Inc.*	(3,100)	(22,847)
International Rectifier Corp.*	(1,600)	(52,896)
Intersil Corp. Class A	(2,100)	(26,145)
KLA-Tencor Corp.	(1,000)	(47,370)
Lam Research Corp.*	(900)	(50,994)
Linear Technology Corp.	(800)	(26,904)
Maxim Integrated Products, Inc.	(1,600)	(40,960)
MEMC Electronic Materials, Inc.*	(2,700)	(34,992)
Micron Technology, Inc.*	(2,800)	(32,088)
Microsemi Corp.*	(1,500)	(31,065)
Monolithic Power Systems, Inc.*	(1,200)	(17,028)
National Semiconductor Corp.	(2,100)	(30,114)
Netlogic Microsystems, Inc.*	(800)	(33,616)
Novellus Systems, Inc.*	(1,300)	(48,269)
NVIDIA Corp.*	(1,500)	(27,690)
OmniVision Technologies, Inc.*	(1,200)	(42,636)
ON Semiconductor Corp.*	(3,700)	(36,519)
Rambus, Inc.*	(1,700)	(33,660)
RF Micro Devices, Inc.*	(4,600)	(29,486)
Semtech Corp.*	(1,500)	(37,530)
Silicon Laboratories, Inc.*	(500)	(21,605)
Skyworks Solutions, Inc.*	(1,400)	(45,388)
Teradyne, Inc.*	(2,500)	(44,525)
Tessera Technologies, Inc.*	(1,400)	(25,564)
TriQuint Semiconductor, Inc.*	(3,000)	(38,730)
Varian Semiconductor Equipment Associates, Inc.*	(900)	(43,803)
Xilinx, Inc.	(1,200)	(39,360)
		(1,422,588)
Software (-0.8%)
Adobe Systems, Inc.*	(900)	(29,844)
ANSYS, Inc.*	(700)	(37,933)
Ariba, Inc.*	(2,000)	(68,280)
Aspen Technology, Inc.*	(2,500)	(37,475)
Autodesk, Inc.*	(900)	(39,699)
BMC Software, Inc.*	(700)	(34,818)
CA, Inc.	(1,300)	(31,434)
Cadence Design Systems, Inc.*	(4,200)	(40,950)
Citrix Systems, Inc.*	(500)	(36,730)
CommVault Systems, Inc.*	(1,000)	(39,880)
Compuware Corp.*	(3,900)	(45,045)
Concur Technologies, Inc.*	(500)	(27,725)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Software
FactSet Research Systems, Inc.	(400)	$(41,892)
Fair Isaac Corp.	(1,200)	(37,932)
Informatica Corp.*	(900)	(47,007)
Intuit, Inc.*	(500)	(26,550)
JDA Software Group, Inc.*	(1,000)	(30,260)
Mentor Graphics Corp.*	(2,700)	(39,501)
MICROS Systems, Inc.*	(800)	(39,544)
MicroStrategy, Inc. Class A*	(300)	(40,344)
Netscout Systems, Inc.*	(1,100)	(30,052)
Nuance Communications, Inc.*	(1,700)	(33,252)
Parametric Technology Corp.*	(1,800)	(40,482)
Progress Software Corp.*	(1,200)	(34,908)
Quest Software, Inc.*	(1,100)	(27,929)
Red Hat, Inc.*	(900)	(40,851)
Rovi Corp.*	(700)	(37,555)
Salesforce.com, Inc.*	(400)	(53,432)
Solera Holdings, Inc.	(700)	(35,770)
Symantec Corp.*	(1,800)	(33,372)
Synopsys, Inc.*	(1,500)	(41,475)
Taleo Corp. Class A*	(1,000)	(35,650)
TIBCO Software, Inc.*	(2,000)	(54,500)
Tyler Technologies, Inc.*	(1,300)	(30,823)
Ultimate Software Group, Inc.*	(700)	(41,125)
		(1,344,019)
Specialty Retail (-0.7%)
Aaron’s, Inc.	(1,400)	(35,504)
Abercrombie & Fitch Co. Class A	(800)	(46,960)
Advance Auto Parts, Inc.	(500)	(32,810)
Asbury Automotive Group, Inc.*	(1,700)	(31,433)
Bebe Stores, Inc.	(3,400)	(19,890)
Bed Bath & Beyond, Inc.*	(800)	(38,616)
CarMax, Inc.*	(1,400)	(44,940)
Chico’s FAS, Inc.	(2,200)	(32,780)
Collective Brands, Inc.*	(1,300)	(28,054)
Dick’s Sporting Goods, Inc.*	(1,000)	(39,980)
hhgregg, Inc.*	(1,100)	(14,729)
Hibbett Sports, Inc.*	(1,300)	(46,553)
HOT Topic, Inc.	(4,600)	(26,220)
JOS. A. Bank Clothiers, Inc.*	(900)	(45,792)
Lowe’s Cos., Inc.	(1,700)	(44,931)
Monro Muffler, Inc.	(900)	(29,682)
O’Reilly Automotive, Inc.*	(700)	(40,222)
OfficeMax, Inc.*	(2,600)	(33,644)
Penske Automotive Group, Inc.*	(2,000)	(40,040)
PetSmart, Inc.	(1,000)	(40,950)
Pier 1 Imports, Inc.*	(3,100)	(31,465)
Sally Beauty Holdings, Inc.*	(3,200)	(44,832)
Staples, Inc.	(1,400)	(27,188)
The Cato Corp. Class A	(1,000)	(24,500)
The Gap, Inc.	(1,800)	(40,788)
The Men’s Wearhouse, Inc.	(1,400)	(37,884)
Tiffany & Co.	(700)	(43,008)
Tractor Supply Co.	(700)	(41,902)
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,100)	(52,943)
Urban Outfitters, Inc.*	(900)	(26,847)
		(1,085,087)
Textiles, Apparel & Luxury Goods (-0.4%)
Carter’s, Inc.*	(1,200)	(34,356)
Coach, Inc.	(700)	(36,428)
Columbia Sportswear Co.	(500)	(29,710)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Textiles, Apparel & Luxury Goods
CROCS, Inc.*	(2,000)	$(35,680)
Deckers Outdoor Corp.*	(600)	(51,690)
Fossil, Inc.*	(600)	(56,190)
Hanesbrands, Inc.*	(1,200)	(32,448)
Iconix Brand Group, Inc.*	(2,000)	(42,960)
K-Swiss, Inc. Class A*	(2,200)	(24,794)
Maidenform Brands, Inc.*	(800)	(22,856)
Phillips-Van Heusen Corp.	(600)	(39,018)
Polo Ralph Lauren Corp.	(400)	(49,460)
Steven Madden, Ltd.*	(750)	(35,198)
The Warnaco Group, Inc.*	(500)	(28,595)
VF Corp.	(300)	(29,559)
Wolverine World Wide, Inc.	(1,200)	(44,736)
		(593,678)
Thrifts & Mortgage Finance (-0.2%)
Astoria Financial Corp.	(2,100)	(30,177)
Brookline Bancorp, Inc.	(2,700)	(28,431)
First Niagara Financial Group, Inc.	(2,500)	(33,950)
Hudson City Bancorp, Inc.	(2,300)	(22,264)
New York Community Bancorp, Inc.	(1,500)	(25,890)
People’s United Financial, Inc.	(2,000)	(25,160)
Provident Financial Services, Inc.	(2,300)	(34,040)
Radian Group, Inc.	(3,400)	(23,154)
Washington Federal, Inc.	(1,700)	(29,478)
		(252,544)
Tobacco (-0.1%)
Altria Group, Inc.	(1,100)	(28,633)
Reynolds American, Inc.	(1,200)	(42,636)
Universal Corp.	(800)	(34,832)
		(106,101)
Trading Companies & Distributors (-0.2%)
Applied Industrial Technologies, Inc.	(1,200)	(39,912)
Fastenal Co.	(500)	(32,415)
GATX Corp.	(1,100)	(42,526)
MSC Industrial Direct Co., Inc. Class A	(500)	(34,235)
RSC Holdings, Inc.*	(3,900)	(56,082)
TAL International Group, Inc.	(1,100)	(39,897)
WESCO International, Inc.*	(700)	(43,750)
WW Grainger, Inc.	(300)	(41,304)
		(330,121)
Water Utilities (-0.1%)
American States Water Co.	(600)	(21,516)
American Water Works Co., Inc.	(1,600)	(44,880)
Aqua America, Inc.	(1,300)	(29,757)
SJW Corp.	(1,000)	(23,150)
		(119,303)
Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(700)	(36,274)
Crown Castle International Corp.*	(800)	(34,040)
NII Holdings, Inc.*	(700)	(29,169)
NTELOS Holdings Corp.	(1,500)	(27,615)
SBA Communications Corp. Class A*	(900)	(35,712)
United States Cellular Corp.*	(600)	(30,894)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Wireless Telecommunication Services
USA Mobility, Inc.	(1,600)	$(23,184)
		(216,888)
TOTAL COMMON STOCKS (Proceeds $26,803,191)		(35,770,915)

TOTAL SECURITIES SOLD SHORT (Proceeds $26,803,191)		$(35,770,915)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at March 31, 2011.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2.  Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 —  significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$193,836,893	$—	$—	$193,836,893
Short-Term Investments	8,571,798	1,064,000	—	9,635,798
Securities Sold Short
Common Stocks	(35,770,915)	—	—	(35,770,915)
Other Financial Instruments*	—	—	—	—
	$166,637,776	$1,064,000	$—	$167,701,776

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2011, there were no significant transfers in and out of Level 1 and Level 2. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at March 31, 2011.

Federal Income Tax Cost - At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $176,050,604, $29,029,705, $(1,607,618), and $27,422,087 respectively.

At March 31, 2011, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(26,803,191), $394,186, $(9,361,910) and $(8,967,724), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex III Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (122.1%)
COMMON STOCKS (121.4%)

Asia (3.1%)
Diversified Financial Services (3.1%)
iShares MSCI Pacific ex-Japan Index Fund§	82,303	$3,976,881
TOTAL ASIA		3,976,881

Australia (6.7%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.§	5,727	35,122
Airlines (0.0%)
Qantas Airways, Ltd.*	9,568	21,563
Beverages (0.1%)
Coca-Cola Amatil, Ltd.	4,837	58,722
Foster’s Group, Ltd.	16,635	98,345
		157,067
Biotechnology (0.1%)
CSL, Ltd.	4,854	179,231
Capital Markets (0.1%)
Macquarie Group, Ltd.	2,868	108,387
Chemicals (0.1%)
DuluxGroup, Ltd.§	3,103	8,692
Incitec Pivot, Ltd.	13,901	62,218
Nufarm, Ltd.*	1,630	8,706
Orica, Ltd.	3,103	84,709
		164,325
Commercial Banks (1.9%)
Australia & New Zealand Banking Group, Ltd.	21,593	531,412
Bendigo and Adelaide Bank, Ltd.	3,018	29,737
Commonwealth Bank of Australia§	13,226	716,475
National Australia Bank, Ltd.§	18,065	482,737
Westpac Banking Corp.§	25,365	638,094
		2,398,455
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	12,173	89,084
Construction & Engineering (0.0%)
Leighton Holdings, Ltd.§	1,285	39,172
Construction Materials (0.0%)
Boral, Ltd.§	5,132	26,511
Containers & Packaging (0.1%)
Amcor, Ltd.	10,524	76,808
Diversified Financial Services (0.3%)
ASX, Ltd.	1,484	52,785
iShares MSCI Australia Index Fund§	13,568	361,180
		413,965
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.§	37,543	109,491
Electric Utilities (0.0%)
SP AusNet	11,478	10,452
Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	1,426	45,677
Food & Staples Retailing (0.5%)
Metcash, Ltd.	6,596	28,359
Wesfarmers, Ltd.	8,665	284,633
Wesfarmers, Ltd.	1,309	43,577

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Australia
Food & Staples Retailing
Woolworths, Ltd.	10,684	$296,886
		653,455
Food Products (0.0%)
Goodman Fielder, Ltd.§	11,304	14,379
Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.	485	41,609
Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	3,181	39,416
Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.§	3,448	11,582
Crown, Ltd.	4,340	36,551
TABCORP Holdings, Ltd.	5,239	40,574
Tatts Group, Ltd.	10,447	25,264
		113,971
Industrial Conglomerates (0.0%)
CSR, Ltd.§	4,135	14,008
Insurance (0.4%)
AMP, Ltd.§	24,163	135,839
Insurance Australia Group, Ltd.	17,922	66,545
QBE Insurance Group, Ltd.	8,831	161,497
Suncorp-Metway, Ltd.	10,956	96,106
		459,987
IT Services (0.0%)
Computershare, Ltd.	3,832	36,707
Media (0.0%)
Fairfax Media, Ltd.§	18,247	24,339
Metals & Mining (1.7%)
Alumina, Ltd.	21,036	53,607
BHP Billiton, Ltd.§	28,931	1,388,346
BlueScope Steel, Ltd.	15,718	32,095
Fortescue Metals Group, Ltd.	10,669	70,679
Newcrest Mining, Ltd.	4,169	171,706
OneSteel, Ltd.	11,451	28,872
OZ Minerals, Ltd.§	26,908	44,425
Rio Tinto, Ltd.§	3,756	329,145
Sims Metal Management, Ltd.	1,389	25,080
		2,143,955
Multi-Utilities (0.1%)
AGL Energy, Ltd.§	3,869	57,270
Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.§	4,704	14,584
Oil, Gas & Consumable Fuels (0.4%)
Caltex Australia, Ltd.	1,163	18,761
Dart Energy, Ltd.*	2,525	2,280
Energy Resources of Australia, Ltd.	575	4,741
Origin Energy, Ltd.	7,570	127,026
Paladin Energy, Ltd.*§	5,564	20,828
Santos, Ltd.	7,170	115,262
Woodside Petroleum, Ltd.	4,689	226,963
		515,861
Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust	14,987	28,519
Dexus Property Group	41,087	36,087
Goodman Group	52,342	37,072

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Australia
Real Estate Investment Trusts
GPT Group	15,995	$51,914
Mirvac Group	23,177	29,845
Stockland	20,543	78,792
Westfield Group	17,905	172,867
Westfield Retail Trust	17,905	48,513
		483,609
Real Estate Management & Development (0.1%)
Lend Lease Corp., Ltd.	5,378	50,416
Road & Rail (0.0%)
Asciano Group	23,963	43,100
Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.§	1,743	13,595
Transportation Infrastructure (0.1%)
Macquarie Airports	6,208	19,514
Macquarie Atlas Roads Group*§	4,636	9,171
Transurban Group	10,009	55,635
		84,320
TOTAL AUSTRALIA		8,679,891

Austria (1.3%)
Air Freight & Logistics (0.3%)
Oesterreichische Post AG	9,597	329,308
Construction & Engineering (0.2%)
Strabag SE BR	9,727	309,552
Insurance (0.1%)
Vienna Insurance Group	1,245	71,335
Machinery (0.1%)
Andritz AG§	1,470	137,307
Metals & Mining (0.2%)
Voestalpine AG	6,124	288,178
Oil, Gas & Consumable Fuels (0.4%)
OMV AG	11,615	525,802
Real Estate Management & Development (0.0%)
Immofinanz Anspt Nachb*^§	2,201	0
TOTAL AUSTRIA		1,661,482

Belgium (1.8%)
Beverages (0.7%)
Anheuser-Busch InBev NV	15,313	874,192
Diversified Telecommunication Services (0.4%)
Belgacom SA	13,259	514,342
Electrical Equipment (0.1%)
Bekaert SA	1,755	200,179
Food & Staples Retailing (0.4%)
Colruyt SA	4,034	212,732
Delhaize Group SA	4,035	329,159
		541,891
Insurance (0.1%)
Fortis	29,358	83,588
Pharmaceuticals (0.1%)
UCB SA§	2,912	110,700
Real Estate Investment Trusts (0.0%)
Befimmo SCA Sicafi	410	35,879

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Belgium
TOTAL BELGIUM		$2,360,771

Bermuda (0.2%)
Insurance (0.2%)
Catlin Group, Ltd.	42,468	245,404
TOTAL BERMUDA		245,404

Denmark (3.0%)
Beverages (0.4%)
Carlsberg AS Class B	4,256	458,281
Construction & Engineering (0.0%)
FLSmidth & Co. AS§	631	53,666
Food Products (0.3%)
Danisco AS	2,785	351,548
Health Care Equipment & Supplies (0.3%)
Coloplast AS Class B	3,065	443,931
Insurance (0.4%)
Topdanmark AS*§	1,563	259,529
Tryg AS	3,805	223,724
		483,253
Marine (0.7%)
A P Moller - Maersk AS Class A	46	422,478
A P Moller - Maersk AS Class B§	52	488,680
		911,158
Pharmaceuticals (0.9%)
H Lundbeck AS§	17,788	412,131
Novo Nordisk AS Class B§	6,394	804,060
		1,216,191
TOTAL DENMARK		3,918,028

Finland (2.9%)
Communications Equipment (0.4%)
Nokia Oyj	62,359	531,651
Construction & Engineering (0.0%)
YIT Oyj	946	28,064
Food & Staples Retailing (0.2%)
Kesko Oyj B Shares*	5,374	251,511
Insurance (0.4%)
Sampo Oyj A Shares	17,000	542,116
Machinery (0.8%)
Kone Oyj Class B	4,960	285,650
Metso Oyj	5,810	312,133
Wartsila Oyj	9,680	377,814
		975,597
Oil, Gas & Consumable Fuels (0.0%)
Neste Oil Oyj	1,641	33,858
Paper & Forest Products (0.8%)
Stora Enso Oyj R Shares§	30,695	365,912
UPM-Kymmene Oyj*	29,123	616,589
		982,501
Pharmaceuticals (0.3%)
Orion Oyj Class B*§	18,630	452,393

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Finland
TOTAL FINLAND		$3,797,691

France (11.9%)
Aerospace & Defense (0.1%)
Safran SA	2,095	74,190
Zodiac Aerospace	1,321	96,363
		170,553
Auto Components (0.3%)
Compagnie Generale des Etablissements Michelin Class B	4,024	339,874
Automobiles (0.3%)
PSA Peugeot Citroen*	7,171	283,286
Renault SA*	2,912	161,124
		444,410
Building Products (0.3%)
Cie de Saint-Gobain	6,787	415,619
Chemicals (0.2%)
Arkema SA	2,208	201,011
Commercial Banks (1.7%)
BNP Paribas	13,098	958,809
Credit Agricole SA	16,929	278,141
Natixis*	57,950	327,678
Societe Generale	10,082	655,746
		2,220,374
Commercial Services & Supplies (0.0%)
Societe BIC SA	590	52,499
Construction & Engineering (1.1%)
Bouygues SA	11,597	557,428
Eiffage SA	2,531	152,323
Vinci SA§	12,217	763,759
		1,473,510
Construction Materials (0.2%)
Lafarge SA	3,038	189,614
Diversified Telecommunication Services (0.7%)
France Telecom SA§	40,877	919,069
Electrical Equipment (0.7%)
Legrand SA	8,181	340,766
Nexans SA	598	57,237
Schneider Electric SA	2,611	446,535
		844,538
Food & Staples Retailing (0.1%)
Carrefour SA	3,718	164,481
Food Products (0.1%)
Danone	2,633	172,070
Industrial Conglomerates (0.1%)
Wendel	1,720	187,292
Insurance (1.1%)
AXA SA	40,530	847,973
CNP Assurances	5,382	114,379
SCOR SE	18,418	502,809
		1,465,161
IT Services (0.1%)
Cap Gemini SA	2,703	157,155

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

France
Machinery (0.1%)
Vallourec SA§	964	$108,166
Media (0.7%)
Vivendi SA	29,367	838,886
Multi-Utilities (0.9%)
GDF Suez	22,489	918,366
Veolia Environnement SA	6,145	191,642
		1,110,008
Office Electronics (0.2%)
Neopost SA§	2,646	231,971
Oil, Gas & Consumable Fuels (1.5%)
Total SA§	31,439	1,918,258
Pharmaceuticals (1.1%)
Ipsen SA	1,853	66,604
Sanofi-Aventis SA	18,568	1,302,890
		1,369,494
Real Estate Investment Trusts (0.0%)
Fonciere Des Regions	444	47,357
Mercialys SA	1	40
		47,397
Textiles, Apparel & Luxury Goods (0.3%)
Christian Dior SA	2,272	320,487
LVMH Moet Hennessy Louis Vuitton SA	755	119,706
		440,193
TOTAL FRANCE		15,481,603

Germany (10.8%)
Air Freight & Logistics (0.5%)
Deutsche Post AG	33,758	607,555
Automobiles (1.2%)
Bayerische Motoren Werke AG§	7,901	656,850
Daimler AG*	11,043	779,160
Volkswagen AG	901	137,964
		1,573,974
Capital Markets (0.3%)
Deutsche Bank AG	6,207	364,415
Chemicals (1.0%)
BASF SE§	12,484	1,079,001
Lanxess AG	1,835	137,714
Linde AG	229	36,204
Symrise AG	940	27,511
		1,280,430
Computers & Peripherals (0.2%)
Wincor Nixdorf AG	2,700	218,604
Construction & Engineering (0.3%)
Bilfinger Berger AG	2,875	249,063
Hochtief AG	859	92,387
		341,450
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG§	32,280	499,988
Electric Utilities (0.7%)
E.ON AG	32,385	986,120

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Germany
Food Products (0.1%)
Suedzucker AG	6,330	$176,603
Health Care Providers & Services (0.4%)
Fresenius SE	5,804	536,242
Hotels, Restaurants & Leisure (0.2%)
TUI AG*§	20,085	240,108
Household Products (0.1%)
Henkel AG & Co. KGaA	2,822	147,633
Industrial Conglomerates (1.2%)
Siemens AG	11,839	1,621,610
Insurance (1.8%)
Allianz SE	8,014	1,123,670
Hannover Rueckversicherung AG	8,608	470,606
Muenchener Rueckversicherungs AG§	4,980	783,951
		2,378,227
Life Sciences Tools & Services (0.2%)
Gerresheimer AG*	5,283	241,554
Machinery (0.1%)
GEA Group AG	2,468	81,297
Metals & Mining (0.0%)
Aurubis AG	1,019	54,320
Multi-Utilities (0.1%)
RWE AG	2,536	161,151
Pharmaceuticals (1.1%)
Bayer AG	12,455	963,599
Merck KGaA§	3,992	360,521
Stada Arzneimittel AG	2,699	104,510
		1,428,630
Semiconductors & Semiconductor Equipment (0.2%)
Infineon Technologies AG	24,084	246,016
Software (0.6%)
SAP AG	9,646	590,744
Software AG	1,062	175,567
		766,311
Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	1,188	74,792
TOTAL GERMANY		14,027,030

Greece (0.5%)
Beverages (0.1%)
Coca Cola Hellenic Bottling Co. SA	2,913	78,272
Commercial Banks (0.1%)
Bank of Greece	788	39,800
National Bank of Greece SA*	16,928	150,328
		190,128
Electric Utilities (0.2%)
Public Power Corp. SA	11,614	202,170
Hotels, Restaurants & Leisure (0.1%)
OPAP SA	8,760	187,348
TOTAL GREECE		657,918

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Hong Kong (2.1%)
Diversified Financial Services (2.1%)
iShares MSCI Hong Kong Index Fund§	145,678	$2,757,684
TOTAL HONG KONG		2,757,684

Israel (0.6%)
Chemicals (0.0%)
Israel Chemicals, Ltd.	1,555	25,649
Commercial Banks (0.1%)
Bank Hapoalim BM*	12,051	62,781
Bank Leumi Le-Israel BM	7,305	37,450
		100,231
Diversified Telecommunication Services (0.0%)
Bezeq Israeli Telecommunication Corp., Ltd.	21,142	62,841
Pharmaceuticals (0.5%)
Teva Pharmaceutical Industries, Ltd. ADR	11,700	586,989
TOTAL ISRAEL		775,710

Italy (2.9%)
Aerospace & Defense (0.1%)
Finmeccanica SpA	4,191	52,778
Auto Components (0.1%)
Pirelli & C. SpA§	17,908	157,346
Automobiles (0.1%)
Fiat SpA§	17,909	162,076
Construction Materials (0.0%)
Italcementi SpA§	3,275	33,473
Diversified Telecommunication Services (0.5%)
Telecom Italia SpA	377,038	580,210
Electric Utilities (0.7%)
Enel SpA	148,694	937,993
Electrical Equipment (0.0%)
Prysmian SpA	2,420	51,863
Food Products (0.2%)
Parmalat SpA	85,791	287,467
Insurance (0.2%)
Assicurazioni Generali SpA	12,228	264,659
Machinery (0.1%)
Fiat Industrial SpA*	8,500	122,192
Oil, Gas & Consumable Fuels (0.9%)
ENI SpA	47,339	1,163,133
TOTAL ITALY		3,813,190

Japan (26.1%)
Air Freight & Logistics (0.0%)
VANTEC Corp.§	15	42,185
Auto Components (0.7%)
Aisin Seiki Co., Ltd.§	2,789	97,300
Alpha Corp.	1,500	16,380
Bridgestone Corp.§	6,400	134,314
Calsonic Kansei Corp.*	10,900	43,414
Denso Corp.§	3,622	120,885
Exedy Corp.	700	21,121
Kanto Auto Works, Ltd.§	1,856	13,034
Koito Manufacturing Co., Ltd.§	3,000	48,359
NHK Spring Co., Ltd.	3,000	29,832

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Auto Components
Nihon Tokushu Toryo Co., Ltd.	2,100	$9,097
OSAKA Titanium Technologies Co., Ltd.§	5,400	55,171
Sanden Corp.§	9,900	41,700
The Yokohama Rubber Co., Ltd§	19,609	95,313
Tokai Rika Co., Ltd.§	2,600	44,485
Tokai Rubber Industries, Inc.	2,900	35,641
Topre Corp.	2,833	22,756
Toyo Tire & Rubber Co., Ltd.§	27,325	67,349
Toyota Boshoku Corp.§	400	5,779
TS Tech Co., Ltd.	3,200	56,417
		958,347
Automobiles (1.9%)
Daihatsu Motor Co., Ltd.§	4,000	58,519
Fuji Heavy Industries, Ltd.§	16,903	109,611
Honda Motor Co., Ltd.§	16,392	611,227
Isuzu Motors, Ltd.§	19,721	78,516
Mazda Motor Corp.§	58,200	128,711
Nissan Motor Co., Ltd.§	37,300	332,536
Suzuki Motor Corp.§	4,731	106,124
Toyota Motor Corp.§	27,545	1,097,059
		2,522,303
Beverages (0.1%)
Kirin Holdings Co., Ltd.	3,823	50,352
Mikuni Coca-Cola Bottling Co., Ltd.	3,389	30,283
Oenon Holdings, Inc.§	7,900	18,222
		98,857
Building Products (0.3%)
Asahi Glass Co., Ltd.	18,800	237,385
Bunka Shutter Co., Ltd.§	5,174	15,981
Daikin Industries, Ltd.§	1,054	31,643
JS Group Corp.§	1,900	49,453
Komatsu Wall Industry Co., Ltd.§	1,200	12,021
Nippon Sheet Glass Co., Ltd.§	23,326	67,571
Toli Corp.	6,900	16,594
		430,648
Capital Markets (0.4%)
Daiwa Securities Group, Inc.§	35,481	163,548
Mizuho Securities Co., Ltd.*§	39,400	105,178
Nomura Holdings, Inc.§	26,157	135,695
Risa Partners, Inc.*	47	20,258
Tokai Tokyo Financial Holdings, Inc.	23,273	79,777
		504,456
Chemicals (1.7%)
Achilles Corp.	3,912	5,863
ADEKA Corp.	3,300	32,326
Air Water, Inc.	6,900	84,336
Arakawa Chemical Industries, Ltd.	3,100	30,813
Asahi Kasei Corp.§	23,696	160,172
Chugoku Marine Paints, Ltd.§	4,759	40,046
Daicel Chemical Industries, Ltd.	8,900	55,132
Daiso Co., Ltd.	7,900	27,189
Denki Kagaku Kogyo KK	17,800	88,182
DIC Corp.	21,700	50,654
Ebara-Udylite Co., Ltd.	800	22,697
Fujikura Kasei Co., Ltd.	3,257	20,663
Kaneka Corp.	18,800	131,724
Konishi Co., Ltd.	1,700	24,805

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Chemicals
Kuraray Co., Ltd.§	3,000	$38,878
Mitsubishi Chemical Holdings Corp.§	19,209	121,436
Mitsubishi Gas Chemical Co., Inc.§	5,124	36,868
Mitsui Chemicals, Inc.§	7,900	28,143
Nihon Parkerizing Co., Ltd.	2,000	27,754
Nippon Kayaku Co., Ltd.	2,000	18,216
Nippon Soda Co., Ltd.	20,254	83,876
Nippon Valqua Industries, Ltd.	3,000	8,469
Nissan Chemical Industries, Ltd.§	6,000	62,366
Nitto Denko Corp.	500	26,590
Sakata INX Corp.	7,900	37,548
Sanyo Chemical Industries, Ltd.	3,643	31,272
Sekisui Plastics Co., Ltd.§	5,000	19,742
Shikoku Chemicals Corp.	3,393	20,984
Shin-Etsu Chemical Co., Ltd.§	6,500	324,678
Showa Denko KK§	25,700	51,884
Sumitomo Bakelite Co., Ltd.§	9,366	57,870
Sumitomo Chemical Co., Ltd.§	9,084	45,549
Sumitomo Seika Chemicals Co., Ltd.	6,000	31,252
Taiyo Nippon Sanso Corp.§	4,000	33,493
Toagosei Co., Ltd.§	12,900	66,771
Toray Industries, Inc.§	3,000	21,857
Tosoh Corp.§	16,061	57,988
Toyo Ink Manufacturing Co., Ltd.§	12,900	66,232
Ube Industries, Ltd.§	34,500	110,232
		2,204,550
Commercial Banks (2.2%)
Fukuoka Financial Group, Inc.§	17,800	74,263
Hokuhoku Financial Group, Inc.§	58,393	114,238
Mitsubishi UFJ Financial Group, Inc.§	158,031	730,789
Mizuho Financial Group, Inc.§	282,254	467,431
Resona Holdings, Inc.§	11,103	53,113
Senshu Ikeda Holdings, Inc.§	5,000	6,809
Sumitomo Mitsui Financial Group, Inc.§	16,996	529,214
The Akita Bank, Ltd.	11,900	38,757
The Bank of Nagoya, Ltd.	8,900	28,784
The Bank of Saga, Ltd.	12,900	36,422
The Bank of Yokohama, Ltd.§	18,800	89,687
The Chiba Bank, Ltd.§	9,892	55,646
The Chiba Kogyo Bank, Ltd.*	7,063	40,666
The Daishi Bank, Ltd.	22,739	75,468
The Ehime Bank, Ltd.	6,900	19,522
The Eighteenth Bank, Ltd.	12,566	35,026
The Higashi-Nippon Bank, Ltd.	7,900	17,192
The Hiroshima Bank, Ltd§	1,885	8,213
The Hokuetsu Bank, Ltd.	18,800	43,188
The Hyakugo Bank, Ltd.	6,900	31,100
The Joyo Bank, Ltd.	9,900	39,052
The Juroku Bank, Ltd	26,600	87,519
The Keiyo Bank, Ltd.§	4,968	24,928
The Mie Bank, Ltd.	13,111	35,400
The Nishi-Nippon City Bank, Ltd.	9,900	28,546
The Ogaki Kyoritsu Bank, Ltd.	15,800	51,867
The Sumitomo Trust & Banking Co., Ltd.§	4,720	25,032
The Tohoku Bank, Ltd.	6,418	10,211
The Yachiyo Bank, Ltd.	950	32,448
		2,830,531
Commercial Services & Supplies (0.5%)
Central Security Patrols Co., Ltd.	600	6,018
Dai Nippon Printing Co., Ltd.§	12,900	157,670

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Commercial Services & Supplies
Duskin Co., Ltd.	1,200	$22,340
Itoki Corp.	3,037	7,188
Kyodo Printing Co., Ltd.§	8,900	20,414
Nichiban Co., Ltd.	3,000	10,376
Nippon Kanzai Co., Ltd.	550	9,542
Nippon Kucho Service Co., Ltd.	800	7,160
Okamura Corp.	4,000	22,616
Oyo Corp.	2,156	21,064
Secom Co., Ltd.§	1,353	63,140
Sohgo Security Services Co., Ltd.	3,976	43,374
Tokyu Community Corp.§	600	17,174
Toppan Forms Co., Ltd.	7,000	61,132
Toppan Printing Co., Ltd.§	16,546	131,012
Tosho Printing Co., Ltd.	5,499	8,457
		608,677
Communications Equipment (0.1%)
Denki Kogyo Co., Ltd.§	4,009	21,889
Hitachi Kokusai Electric, Inc.§	3,000	23,895
Maspro Denkoh Corp.	2,600	26,189
NEC Mobiling, Ltd.	400	12,289
		84,262
Computers & Peripherals (0.4%)
Fujitsu, Ltd.§	24,700	140,086
NEC Corp.*§	59,260	129,214
Seiko Epson Corp.§	3,400	54,750
Toshiba Corp.§	29,471	144,623
		468,673
Construction & Engineering (1.0%)
Ando Corp.	13,300	20,099
Asunaro Aoki Construction Co., Ltd.	2,500	14,338
CTI Engineering Co., Ltd.	2,071	14,109
Hazama Corp.*	11,766	18,177
Hibiya Engineering, Ltd.	2,000	19,709
Ichiken Co., Ltd.	5,800	9,090
Kajima Corp.§	48,300	135,528
Kumagai Gumi Co., Ltd.*	25,700	30,420
Maeda Corp.§	9,900	32,536
Mirait Holdings Corp.§	5,300	43,133
Nakano Corp.	3,500	9,892
Nippo Corp.	8,635	69,314
Nippon Koei Co., Ltd.	7,900	28,736
Nishimatsu Construction Co., Ltd.§	50,568	80,334
Obayashi Corp.§	23,692	105,446
Obayashi Road Corp.	10,900	31,318
Okumura Corp.	16,800	70,492
Seibu Electric Industry Co., Ltd.	1,998	8,922
Shimizu Corp.§	26,600	118,396
Shinnihon Corp.	2,308	7,935
Sumitomo Densetsu Co., Ltd.	5,058	23,958
Taihei Kogyo Co., Ltd.§	5,968	29,355
Taisei Corp.§	50,679	125,237
The Nippon Road Co., Ltd.§	17,800	58,843
Toa Corp.	26,600	53,247
TOA ROAD Corp.	6,733	15,730
Toda Corp.§	22,700	89,856
Tokyu Construction Co., Ltd.*	2,516	7,469
Toyo Engineering Corp.	6,000	23,190
Yahagi Construction Co., Ltd.	2,000	11,225

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Construction & Engineering
Yondenko Corp.	3,000	$13,566
		1,319,600
Construction Materials (0.0%)
Sumitomo Osaka Cement Co., Ltd.§	3,515	10,203
Consumer Finance (0.0%)
Pocket Card Co., Ltd.	1,700	5,422
Containers & Packaging (0.1%)
Hokkan Holdings, Ltd.	6,333	22,549
Nihon Yamamura Glass Co., Ltd.	6,900	19,542
Tomoku Co., Ltd.	4,000	12,720
Toyo Seikan Kaisha, Ltd.§	1,260	20,702
		75,513
Distributors (0.1%)
Canon Marketing Japan, Inc.	1,000	12,495
Happinet Corp.	800	10,585
Nice Holdings, Inc.	6,900	17,867
Sankyo Seiko Co., Ltd.	7,312	25,035
Yokohama Reito Co., Ltd.§	2,000	13,653
		79,635
Diversified Consumer Services (0.0%)
Studio Alice Co., Ltd.	1,700	18,336
Tac Co., Ltd.	3,400	13,102
Watabe Wedding Corp.	1,040	9,496
		40,934
Diversified Financial Services (0.2%)
Century Tokyo Leasing Corp.	3,200	52,920
Daiko Clearing Services Corp.	2,066	7,695
Fuyo General Lease Co., Ltd.	500	14,950
ORIX Corp.§	1,720	161,805
Ricoh Leasing Co., Ltd.	1,000	24,477
		261,847
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	7,700	345,165
Electric Utilities (0.5%)
Chubu Electric Power Co., Inc.§	4,297	96,010
Kyushu Electric Power Co., Inc.§	1,100	21,589
The Kansai Electric Power Co., Inc.§	11,400	249,299
The Okinawa Electric Power Co., Inc.	1,200	55,115
The Tokyo Electric Power Co., Inc.§	14,900	83,348
Tohoku Electric Power Co., Inc.§	6,600	112,007
		617,368
Electrical Equipment (0.4%)
Daihen Corp.	6,900	29,084
Denyo Co., Ltd.	2,600	38,253
Fuji Electric Holdings Co., Ltd.§	9,900	31,373
Helios Techno Holdings Co., Ltd.	2,743	6,796
Mitsubishi Electric Corp.§	13,454	158,908
Nidec Corp.§	600	52,154
Sumitomo Electric Industries, Ltd.§	15,000	208,489
		525,057
Electronic Equipment, Instruments & Components (1.7%)
Ai Holdings Corp.	12,548	51,528
Alps Electric Co., Ltd.§	1,000	9,623
Citizen Holdings Co., Ltd.	13,300	76,874

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Electronic Equipment, Instruments & Components
Daiwabo Holdings Co., Ltd.§	10,900	$22,572
Elematec Corp.§	1,100	14,809
Excel Co., Ltd.	1,300	16,450
FUJIFILM Holdings Corp.§	3,192	99,295
Hakuto Co., Ltd.	6,100	64,428
Hitachi, Ltd.§	66,874	349,378
Hochiki Corp.	3,000	15,453
Hosiden Corp.§	7,980	81,659
HOYA Corp.§	8,100	185,519
ITC Networks Corp.	2,654	15,029
JBCC Holdings, Inc.	3,234	20,605
Kaga Electronics Co., Ltd.	3,500	41,371
Kanematsu Electronics, Ltd.	1,600	15,951
Keyence Corp.	82	21,009
Kyocera Corp.	2,186	222,348
Mitsumi Electric Co., Ltd.	6,800	90,904
Murata Manufacturing Co., Ltd.	1,118	81,138
Nihon Dempa Kogyo Co., Ltd.	2,700	42,953
Nippon Electric Glass Co., Ltd.§	2,000	28,447
Nohmi Bosai, Ltd.	5,666	36,513
Oki Electric Industry Co., Ltd.*	21,700	17,295
Omron Corp.§	1,000	28,254
ONO Sokki Co., Ltd.*	4,000	11,610
Optex Co., Ltd.	1,100	15,696
Osaki Electric Co., Ltd.§	3,174	29,257
Ryosan Co., Ltd.	1,700	41,118
Ryoyo Electro Corp.§	4,500	46,813
Sanshin Electronics Co., Ltd.	4,900	41,594
Shinko Shoji Co., Ltd.	3,396	29,911
Siix Corp.§	5,300	73,747
SMK Corp.§	6,900	32,191
Sumida Corp.	1,625	15,835
Tachibana Eletech Co., Ltd.	1,965	19,315
TDK Corp.§	2,082	123,577
Tomen Electronics Corp.	1,680	23,255
Toyo Corp.	5,100	47,395
		2,200,719
Energy Equipment & Services (0.1%)
Toyo Kanetsu KK§	29,803	75,875
Food & Staples Retailing (0.5%)
Aeon Co., Ltd.§	10,498	122,085
Belc Co., Ltd.	2,200	25,091
Cawachi, Ltd.	900	17,285
Cocokara fine, Inc.§	1,900	40,245
Echo Trading Co., Ltd.	1,234	10,978
Itochu-Shokuhin Co., Ltd.	954	32,399
Kasumi Co., Ltd.§	7,493	40,588
Kato Sangyo Co., Ltd.	3,260	56,409
Kirindo Co., Ltd.	3,154	15,589
Okuwa Co., Ltd.	5,000	52,246
Ryoshoku, Ltd.	600	12,643
S Foods, Inc.	1,000	8,454
Seven & I Holdings Co., Ltd.§	4,700	120,159
Universe Co., Ltd.	1,000	15,676
UNY Co., Ltd.	6,000	55,882
Valor Co., Ltd.	8,800	87,839
		713,568
Food Products (0.6%)
Chubu Shiryo Co., Ltd	2,333	18,089
J-Oil Mills, Inc.§	30,057	84,678

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Food Products
Kyodo Shiryo Co., Ltd.	22,700	$26,812
Maruha Nichiro Holdings, Inc.	54,994	80,974
MEIJI Holdings Co., Ltd.	2,100	84,814
Mitsui Sugar Co., Ltd.§	6,900	29,076
Morinaga & Co., Ltd.	23,128	53,557
Morinaga Milk Industry Co., Ltd.	16,332	58,595
Nichimo Co., Ltd.	5,000	10,236
Nichirei Corp.§	6,000	25,734
Nippon Flour Mills Co., Ltd.	19,061	87,505
Nippon Meat Packers, Inc.§	2,000	25,316
Nippon Suisan Kaisha, Ltd.§	17,859	49,803
Prima Meat Packers, Ltd.	27,482	33,521
Showa Sangyo Co., Ltd.	4,000	11,679
Starzen Co., Ltd.	7,900	23,064
Warabeya Nichiyo Co., Ltd.	3,225	40,366
Yonekyu Corp.§	6,136	50,293
		794,112
Gas Utilities (0.2%)
Osaka Gas Co., Ltd.§	20,700	82,884
Toho Gas Co., Ltd.§	3,000	15,519
Tokyo Gas Co., Ltd.§	24,700	113,074
		211,477
Health Care Equipment & Supplies (0.1%)
Nipro Corp.§	5,000	99,214
Terumo Corp.§	400	21,151
		120,365
Health Care Providers & Services (0.2%)
Alfresa Holdings Corp.§	1,700	65,501
As One Corp.	1,133	24,090
Mediceo Paltac Holdings Co., Ltd.	9,224	81,833
Suzuken Co., Ltd.	2,000	52,919
		224,343
Hotels, Restaurants & Leisure (0.2%)
Hurxley Corp.	1,850	11,134
Kyoritsu Maintenance Co., Ltd.§	1,826	26,197
McDonald’s Holdings Co. Japan, Ltd.§	760	18,451
Pacific Golf Group International Holdings KK§	120	65,789
Resort Solution Co., Ltd.	4,000	6,392
Tokyo Dome Corp.*	40,196	80,444
		208,407
Household Durables (1.0%)
Arnest One Corp.§	1,200	12,027
Casio Computer Co., Ltd.§	8,142	64,636
Corona Corp.	2,420	24,306
Foster Electric Co., Ltd.	700	16,042
Fuji Corp.	3,600	16,419
Fujitsu General, Ltd.§	6,000	30,526
Hitachi Koki Co., Ltd.§	2,090	20,197
Mitsui Home Co., Ltd.	5,000	27,251
PanaHome Corp.§	14,800	95,980
Panasonic Corp.§	19,680	250,202
Sangetsu Co., Ltd.	2,300	53,507
Sanyo Housing Nagoya Co., Ltd.	22	20,860
Sekisui Chemical Co., Ltd.§	4,000	31,366
Sharp Corp.§	9,883	98,395
Sony Corp.	10,738	343,739
Sumitomo Forestry Co., Ltd.§	8,700	79,131

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Household Durables
Tact Home Co., Ltd.	11	$10,073
Token Corp.§	2,570	113,927
		1,308,584
Independent Power Producers & Energy Traders (0.1%)
Electric Power Development Co., Ltd.§	2,800	86,635
Insurance (0.4%)
Mitsui Sumitomo Insurance Group Holdings, Inc.§	5,981	136,978
NKSJ Holdings, Inc.§	13,373	87,612
T&D Holdings, Inc.§	1,650	40,801
The Dai-ichi Life Insurance Co., Ltd.§	75	113,513
Tokio Marine Holdings, Inc.§	6,648	178,140
		557,044
Internet & Catalog Retail (0.1%)
Nissen Holdings Co., Ltd.	4,063	25,717
Scroll Corp.	13,683	52,126
Senshukai Co., Ltd.	1,825	10,908
		88,751
Internet Software & Services (0.0%)
eAccess, Ltd.§	76	41,875
IT Services (0.1%)
Argo Graphics, Inc.	800	10,578
CAC Corp.	4,500	37,482
JBIS Holdings, Inc.	2,368	8,120
NEC Fielding, Ltd.	1,300	15,089
NS Solutions Corp.§	1,300	25,083
NTT Data Corp.§	12	37,188
Obic Co., Ltd.	40	7,651
Panasonic Electric Works Information Systems Co., Ltd.	400	10,104
		151,295
Leisure Equipment & Products (0.3%)
Daikoku Denki Co., Ltd.	1,100	13,261
GLOBERIDE, Inc.§	16,466	18,872
Mizuno Corp.	12,507	53,422
Namco Bandai Holdings, Inc.§	7,600	83,095
Nikon Corp.§	2,900	60,024
Roland Corp.	600	7,160
Sankyo Co., Ltd.	754	38,757
SRI Sports, Ltd.	33	35,361
Yamaha Corp.	4,000	45,602
		355,554
Machinery (1.4%)
Amada Co., Ltd.	5,279	44,244
Bando Chemical Industries, Ltd.	3,703	17,278
Daido Kogyo Co., Ltd.	4,000	8,043
Daifuku Co., Ltd.	5,500	40,106
Ebara Corp.§	7,900	42,298
Fanuc, Ltd.§	2,058	312,207
Furukawa Co., Ltd.*	5,000	5,187
Hitachi Zosen Corp.§	31,758	44,912
IHI Corp.§	16,800	41,095
JTEKT Corp.§	7,692	100,569
Kato Works Co., Ltd.	14,636	43,575
Komatsu, Ltd.§	7,448	253,593
Kubota Corp.§	4,000	37,776
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,914	25,237
Maezawa Kyuso Industries Co., Ltd.	632	8,863
Makita Corp.	2,089	97,525

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Machinery
Max Co., Ltd.	4,000	$49,551
Minebea Co., Ltd.§	6,778	37,544
Mitsubishi Heavy Industries, Ltd.§	9,900	45,653
Mitsuboshi Belting Co., Ltd.	2,000	10,991
Mitsui Engineering & Shipbuilding Co., Ltd.§	39,472	94,939
Nippon Yusoki Co., Ltd.	3,666	9,642
Nitta Corp.	2,500	45,074
NSK, Ltd.§	7,480	64,761
NTN Corp.§	21,496	103,506
Oiles Corp.	1,300	25,033
Ryobi, Ltd.§	3,000	12,080
Sasebo Heavy Industries Co., Ltd.§	26,790	54,953
Shinmaywa Industries, Ltd.	9,900	41,971
SMC Corp.§	193	31,881
Sumitomo Heavy Industries, Ltd.§	9,808	64,118
Tadano, Ltd.§	1,286	8,219
TOKYO KEIKI, Inc.	19,758	28,709
Tokyo Kikai Seisakusho, Ltd.*	19,700	17,295
Tsurumi Manufacturing Co., Ltd.	2,000	15,182
		1,883,610
Marine (0.1%)
Japan Transcity Corp.	7,400	26,673
Mitsui OSK Lines, Ltd.§	9,900	57,291
Nippon Yusen KK	22,406	87,977
		171,941
Media (0.2%)
Amuse, Inc.	800	8,902
Avex Group Holdings, Inc.	1,959	24,002
Horipro, Inc.	1,635	15,436
Nippon Television Network Corp.	290	41,434
SKY Perfect JSAT Holdings, Inc.§	227	80,677
Tow Co., Ltd.	2,666	16,080
Zenrin Co., Ltd.	3,600	38,500
		225,031
Metals & Mining (0.6%)
Aichi Steel Corp.	1,000	6,064
Dowa Holdings Co., Ltd.§	4,000	24,999
JFE Holdings, Inc.§	4,300	126,358
Mitsubishi Materials Corp.§	28,862	98,115
Mitsui Mining & Smelting Co., Ltd.§	13,800	48,166
Nichia Steel Works, Ltd.	8,900	25,294
Nippon Denko Co., Ltd.	4,000	24,330
Nippon Steel Corp.§	31,577	101,383
Pacific Metals Co., Ltd.§	5,000	37,157
Sumitomo Metal Industries, Ltd.§	40,663	91,232
Sumitomo Metal Mining Co., Ltd.§	4,000	69,012
Toho Zinc Co., Ltd.§	4,000	18,716
Tokyo Tekko Co., Ltd.	13,839	44,636
Yamato Kogyo Co., Ltd.§	300	10,043
Yodogawa Steel Works, Ltd.	4,000	18,622
		744,127
Multiline Retail (0.0%)
J Front Retailing Co., Ltd.	4,000	16,684
Office Electronics (0.7%)
Brother Industries, Ltd.§	6,500	95,787
Canon, Inc.§	14,614	630,820
Konica Minolta Holdings, Inc.§	6,573	55,440
Ricoh Co., Ltd.§	14,785	174,708

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Office Electronics
Toshiba TEC Corp.	5,000	$22,346
		979,101
Oil, Gas & Consumable Fuels (0.5%)
AOC Holdings, Inc.*§	6,374	42,784
Cosmo Oil Co., Ltd.§	17,602	54,810
INPEX Corp.§	9	68,337
Itochu Enex Co., Ltd.	12,736	73,345
JX Holdings, Inc.§	23,400	157,784
San-Ai Oil Co., Ltd.	8,700	46,674
Showa Shell Sekiyu KK§	11,400	119,340
Sinanen Co., Ltd.	2,000	9,218
TonenGeneral Sekiyu KK§	8,900	110,317
		682,609
Paper & Forest Products (0.0%)
Chuetsu Pulp & Paper Co., Ltd.	6,900	12,493
Nakabayashi Co., Ltd.	3,428	7,181
Nippon Paper Group, Inc.§	1,300	27,796
		47,470
Personal Products (0.1%)
Kao Corp.§	3,000	75,127
Pharmaceuticals (1.1%)
ASKA Pharmaceutical Co., Ltd.	4,833	43,293
Astellas Pharma, Inc.§	7,800	289,902
Daiichi Sankyo Co., Ltd.§	4,891	94,769
Eisai Co., Ltd.§	5,800	208,935
Kaken Pharmaceutical Co., Ltd.	4,000	47,954
Kyorin Co., Ltd.	2,000	34,199
Mochida Pharmaceutical Co., Ltd.§	6,900	81,971
Ono Pharmaceutical Co., Ltd.§	1,600	79,120
Otsuka Holdings Co. Ltd.	2,900	71,905
Shionogi & Co., Ltd.§	1,000	17,122
Takeda Pharmaceutical Co., Ltd.§	10,600	496,340
		1,465,510
Professional Services (0.0%)
Pasona Group, Inc.	23	19,726
Real Estate Investment Trusts (0.1%)
Japan Prime Realty Investment Corp.§	14	38,005
Japan Real Estate Investment Corp.§	2	19,016
Japan Retail Fund Investment Corp.§	49	77,112
Nomura Real Estate Office Fund, Inc.§	5	33,941
		168,074
Real Estate Management & Development (0.5%)
Airport Facilities Co., Ltd.	6,600	28,675
Daito Trust Construction Co., Ltd.§	1,393	96,165
Daiwa House Industry Co., Ltd.§	3,000	36,831
Mitsubishi Estate Co., Ltd.	8,459	143,466
Mitsui Fudosan Co., Ltd.§	6,810	112,351
Nisshin Fudosan Co., Ltd.	4,900	25,925
Sumitomo Realty & Development Co., Ltd.	1,000	20,069
Tokyo Tatemono Co., Ltd.§	25,700	96,359
Tokyu Land Corp.§	21,511	93,894
		653,735
Road & Rail (0.7%)
Central Japan Railway Co.§	22	175,029
East Japan Railway Co.§	4,300	239,639
ICHINEN HOLDINGS Co., Ltd.	4,050	20,074

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Road & Rail
Keisei Electric Railway Co., Ltd.§	7,900	$45,422
KRS Corp.	960	9,911
Maruwn Corp.	2,300	6,010
Nippon Express Co., Ltd.§	21,700	83,542
Sankyu, Inc.§	9,900	47,598
Seino Holdings Corp.	8,900	67,478
Senko Co., Ltd.	6,700	21,783
Tobu Railway Co., Ltd.§	8,900	36,493
Tokyu Corp.§	12,900	53,704
Tonami Holdings Co., Ltd.	6,332	12,570
West Japan Railway Co.§	39	150,894
		970,147
Semiconductors & Semiconductor Equipment (0.2%)
Elpida Memory, Inc.*	1,900	24,523
Mimasu Semiconductor Industry Co., Ltd.	4,800	51,731
Rohm Co., Ltd.§	1,000	63,060
Shinko Electric Industries Co., Ltd.§	1,700	17,502
Tokyo Electron, Ltd.§	1,966	108,785
		265,601
Software (0.3%)
Computer Engineering & Consulting, Ltd.	1,900	9,940
Computer Institute of Japan, Ltd.	2,504	8,225
Jastec Co., Ltd.	1,088	6,363
Konami Corp.§	3,823	70,894
Nintendo Co., Ltd.§	1,000	272,894
SRA Holdings	2,884	28,574
Trend Micro, Inc.§	500	13,364
		410,254
Specialty Retail (0.3%)
Aoyama Trading Co., Ltd.	2,333	37,557
Arc Land Sakamoto Co., Ltd.	2,052	24,661
Chiyoda Co., Ltd.§	4,004	50,929
DCM Holdings Co., Ltd.§	16,700	102,673
Fast Retailing Co., Ltd.	72	9,046
Geo Corp.	25	28,199
Hard Off Corp. Co., Ltd.	1,600	8,080
Keiyo Co., Ltd.§	6,073	31,516
Right On Co., Ltd.*	3,307	16,149
T-Gaia Corp.	33	54,493
Taka-Q, Ltd.	4,000	6,661
Top Culture Co., Ltd.	1,433	6,035
		375,999
Textiles, Apparel & Luxury Goods (0.3%)
Atsugi Co., Ltd.	26,526	33,319
Daidoh, Ltd.§	1,036	10,061
Japan Vilene Co., Ltd.	4,000	19,541
Kurabo Industries, Ltd.	36,918	67,609
Nisshinbo Holdings, Inc.§	10,869	105,918
Onward Holdings Co., Ltd.§	3,000	22,356
Tasaki Shinju Co., Ltd.*	7,579	6,241
The Japan Wool Textile Co., Ltd.	3,000	25,353
Toyobo Co., Ltd.	22,700	32,903
Yamato International, Inc.	1,600	7,384
		330,685
Thrifts & Mortgage Finance (0.0%)
Asax Co., Ltd.	7	10,341

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Japan
Tobacco (0.1%)
Japan Tobacco, Inc.§	40	$145,139
Trading Companies & Distributors (1.8%)
Furusato Industries, Ltd.	1,416	12,785
Hanwa Co., Ltd.§	15,959	70,876
Inaba Denki Sangyo Co., Ltd	3,013	85,877
Inabata & Co., Ltd.	3,466	21,317
ITOCHU Corp.§	27,221	285,895
Iwatani Corp.	26,600	88,811
Jalux, Inc.	1,900	18,719
Japan Pulp & Paper Co., Ltd.	9,173	34,631
JFE Shoji Holdings, Inc.§	9,900	43,166
Kamei Corp.	5,000	20,479
Kanaden Corp.	1,000	6,216
Kanematsu Corp.*§	91,700	91,728
Kuroda Electric Co., Ltd.	5,937	74,187
Kyokuto Boeki Kaisha, Ltd.	4,666	8,512
Marubeni Corp.§	27,427	197,826
Mitsubishi Corp.§	12,115	337,145
Mitsui & Co., Ltd.§	15,383	276,412
NEC Capital Solutions Ltd.	4,055	66,774
Onoken Co., Ltd.	4,800	45,309
Sato Shoji Corp.	1,500	9,146
Seika Corp.	10,659	29,218
Shinwa Co., Ltd.	800	9,385
Sojitz Corp.	41,281	82,403
Sumikin Bussan Corp.§	34,166	81,331
Sumitomo Corp.§	14,179	203,369
Taiheiyo Kouhatsu, Inc.	19,700	19,234
Tokyo Sangyo Co., Ltd.	2,500	8,161
Toyota Tsusho Corp.§	4,300	71,144
Tsubakimoto Kogyo Co., Ltd.	4,000	10,218
Yamazen Corp.§	4,600	26,945
		2,337,219
Transportation Infrastructure (0.1%)
Mitsui-Soko Co., Ltd.	20,700	80,894
Nissin Corp.	10,400	28,110
The Yasuda Warehouse Co., Ltd.	3,000	17,757
		126,761
Wireless Telecommunication Services (0.5%)
KDDI Corp.§	36	223,382
NTT DoCoMo, Inc.§	117	204,991
Softbank Corp.§	5,800	231,934
		660,307
TOTAL JAPAN		33,938,035

Luxembourg (0.2%)
Energy Equipment & Services (0.0%)
Tenaris SA§	1,749	42,977
Metals & Mining (0.2%)
ArcelorMittal	6,805	246,357
TOTAL LUXEMBOURG		289,334

Netherlands (3.9%)
Aerospace & Defense (0.1%)
European Aeronautic Defence & Space Co. NV*	5,160	150,484
Beverages (0.4%)
Heineken Holding NV	10,227	491,776

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Netherlands
Beverages
Heineken NV	1,425	$77,919
		569,695
Chemicals (0.6%)
Akzo Nobel NV	5,046	347,696
Koninklijke DSM NV	7,736	476,277
		823,973
Construction & Engineering (0.2%)
Koninklijke BAM Groep NV§	13,118	101,195
Koninklijke Boskalis Westminster NV	2,561	135,633
		236,828
Construction Materials (0.0%)
James Hardie Industries NV*	3,734	23,512
Diversified Financial Services (0.3%)
ING Groep NV*	20,482	260,344
SNS Reaal NV*	11,821	67,005
		327,349
Diversified Telecommunication Services (0.2%)
Koninklijke KPN NV	18,387	313,958
Food & Staples Retailing (0.5%)
Koninklijke Ahold NV	46,463	623,955
Food Products (1.1%)
CSM	4,128	146,068
Nutreco Holding NV§	4,491	329,825
Unilever NV	28,043	879,838
		1,355,731
Industrial Conglomerates (0.2%)
Koninklijke Philips Electronics NV*	7,813	250,609
Semiconductors & Semiconductor Equipment (0.3%)
ASML Holding NV*	4,809	214,136
STMicroelectronics NV	12,967	161,059
		375,195
TOTAL NETHERLANDS		5,051,289

Norway (1.6%)
Chemicals (0.2%)
Yara International ASA	4,911	248,703
Commercial Banks (0.3%)
DnB NOR ASA	25,760	394,865
Diversified Telecommunication Services (0.4%)
Telenor ASA	32,405	533,183
Energy Equipment & Services (0.0%)
Aker Solutions ASA§	330	7,584
Industrial Conglomerates (0.0%)
Orkla ASA	1,304	12,628
Insurance (0.1%)
Storebrand ASA*	9,405	80,529
Metals & Mining (0.1%)
Norsk Hydro ASA	19,709	161,531
Oil, Gas & Consumable Fuels (0.5%)
StatoilHydro ASA	25,771	713,557
TOTAL NORWAY		2,152,580

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Portugal (0.6%)
Commercial Banks (0.2%)
Banco Comercial Portugues SA R Shares§	257,922	$210,332
Banco Espirito Santo SA	16,074	65,750
		276,082
Electric Utilities (0.2%)
EDP - Energias de Portugal SA	54,796	213,626
Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	8,488	136,485
Transportation Infrastructure (0.1%)
Brisa Auto-Estradas de Portugal SA§	17,821	120,488
TOTAL PORTUGAL		746,681

Singapore (1.2%)
Diversified Financial Services (1.2%)
iShares MSCI Singapore Index Fund	117,181	1,601,864
TOTAL SINGAPORE		1,601,864

Spain (4.6%)
Commercial Banks (1.1%)
Banco Bilbao Vizcaya Argentaria SA	58,956	716,251
Banco Popular Espanol SA§	6,590	38,751
Banco Santander SA	63,207	738,236
		1,493,238
Construction & Engineering (0.8%)
ACS Actividades de Construccion y Servicios SA§	6,137	288,094
Ferrovial SA	22,908	287,568
Fomento de Construcciones y Contratas SA§	14,265	472,336
		1,047,998
Diversified Financial Services (0.1%)
Corp. Financiera Alba	1,153	71,285
Diversified Telecommunication Services (0.8%)
Telefonica SA	41,069	1,031,584
Electric Utilities (0.7%)
Endesa SA	12,823	397,906
Iberdrola SA	52,656	458,497
		856,403
Food Products (0.1%)
Ebro Foods SA§	6,026	141,767
Gas Utilities (0.2%)
Gas Natural SDG SA	11,975	225,167
Insurance (0.2%)
Mapfre SA§	77,137	290,964
IT Services (0.1%)
Indra Sistemas SA§	7,068	141,951
Oil, Gas & Consumable Fuels (0.5%)
Repsol YPF SA	19,618	673,293
TOTAL SPAIN		5,973,650

Sweden (5.3%)
Building Products (0.2%)
Assa Abloy AB Class B	7,310	210,184
Capital Markets (0.0%)
Ratos AB B Shares	1,148	45,375

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Sweden
Commercial Banks (0.2%)
Nordea Bank AB§	550	$6,021
Svenska Handelsbanken AB A Shares	8,074	264,968
		270,989
Commercial Services & Supplies (0.2%)
Securitas AB B Shares	26,955	320,887
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson B Shares	46,311	596,160
Construction & Engineering (0.4%)
Skanska AB B Shares§	26,025	548,211
Diversified Financial Services (0.0%)
Industrivarden AB A Shares	558	10,828
Diversified Telecommunication Services (0.2%)
Tele2 AB B Shares	3,613	83,489
TeliaSonera AB	22,443	194,073
		277,562
Health Care Equipment & Supplies (0.2%)
Elekta AB B Shares	1,441	57,606
Getinge AB B Shares	6,549	161,541
		219,147
Household Durables (0.1%)
Electrolux AB Series B*§	3,617	93,222
Machinery (2.2%)
Alfa Laval AB	20,535	446,295
Atlas Copco AB A Shares	24,549	652,300
Atlas Copco AB B Shares	8,305	200,707
Sandvik AB	7,728	145,927
Scania AB B Shares	24,073	558,351
SKF AB B Shares	1,711	49,787
Volvo AB*	14,796	259,330
Volvo AB B Shares*	33,576	590,529
		2,903,226
Metals & Mining (0.4%)
Boliden AB	22,527	484,924
Paper & Forest Products (0.4%)
Svenska Cellulosa AB B Shares	31,105	500,826
Pharmaceuticals (0.2%)
Meda AB	26,308	253,275
Specialty Retail (0.1%)
Hennes & Mauritz AB B Shares	3,304	109,746
Tobacco (0.1%)
Swedish Match AB	3,476	115,467
TOTAL SWEDEN		6,960,029

Switzerland (7.0%)
Biotechnology (0.1%)
BB Biotech AG	1,860	133,771
Capital Markets (0.4%)
UBS AG*	29,606	534,739
Chemicals (0.2%)
Clariant AG*	7,122	128,819
Syngenta AG	317	103,540
		232,359

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

Switzerland
Construction Materials (0.0%)
Holcim, Ltd.	820	$61,877
Diversified Financial Services (0.2%)
Pargesa Holding SA BR	2,920	280,532
Electrical Equipment (0.2%)
ABB, Ltd.*	10,029	241,787
Energy Equipment & Services (0.2%)
Transocean, Ltd.*	3,500	274,435
Food Products (1.6%)
Nestle SA	37,307	2,144,912
Insurance (1.1%)
Baloise Holding AG	4,551	452,042
Helvetia Holding AG	339	140,765
Zurich Financial Services AG	2,918	818,943
		1,411,750
Machinery (0.3%)
Georg Fischer AG*	151	85,212
Schindler Holding AG	2,904	350,376
		435,588
Pharmaceuticals (2.4%)
Novartis AG	30,643	1,665,968
Roche Holding AG	9,861	1,413,425
		3,079,393
Textiles, Apparel & Luxury Goods (0.3%)
The Swatch Group AG	2,652	211,158
The Swatch Group AG BR Shares	322	142,652
		353,810
TOTAL SWITZERLAND		9,184,953

United Kingdom (23.1%)
Aerospace & Defense (0.2%)
BAE Systems PLC	51,584	268,625
Rolls-Royce Group PLC*	5,323	52,740
		321,365
Beverages (0.1%)
Diageo PLC§	9,561	181,597
Biotechnology (0.0%)
Genus PLC	2,410	36,457
Capital Markets (0.9%)
3i Group PLC	93,478	447,773
Aberdeen Asset Management PLC	709	2,394
Collins Stewart PLC	22,253	30,320
Intermediate Capital Group PLC	15,921	83,306
Man Group PLC	60,483	238,142
Schroders PLC	14,896	414,663
		1,216,598
Chemicals (0.4%)
Croda International PLC	15,111	406,573
Filtrona PLC	23,480	114,357
Yule Catto & Co. PLC	10,068	32,454
		553,384
Commercial Banks (3.0%)
Barclays PLC	175,194	786,000

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

United Kingdom
Commercial Banks
HSBC Holdings PLC§	190,589	$1,967,079
Lloyds Banking Group PLC*	169,979	157,822
Royal Bank of Scotland Group PLC*	122,888	80,558
Standard Chartered PLC	33,487	867,938
		3,859,397
Communications Equipment (0.1%)
Spirent Communications PLC	49,379	108,758
Construction & Engineering (0.4%)
Carillion PLC	59,191	360,580
Interserve PLC	36,322	160,120
		520,700
Consumer Finance (0.1%)
International Personal Finance PLC	12,131	62,526
Containers & Packaging (0.2%)
DS Smith PLC	50,627	161,674
Rexam PLC	7,026	40,933
		202,607
Distributors (0.1%)
Inchcape PLC*	11,753	65,167
Diversified Telecommunication Services (0.5%)
BT Group PLC	232,403	690,025
Electronic Equipment, Instruments & Components (0.3%)
Diploma PLC	12,909	66,169
Domino Printing Sciences	4,080	41,287
Electrocomponents PLC	16,786	71,906
Premier Farnell PLC	42,507	184,855
TT electronics PLC	23,115	63,359
		427,576
Energy Equipment & Services (0.1%)
Petrofac, Ltd.	6,404	152,912
Food & Staples Retailing (0.4%)
J Sainsbury PLC	47,552	255,253
Tesco PLC	39,089	238,595
		493,848
Food Products (0.3%)
Unilever PLC	12,690	386,296
Health Care Providers & Services (0.0%)
Synergy Health PLC	2,704	35,530
Hotels, Restaurants & Leisure (0.1%)
Compass Group PLC	4,761	42,762
Rank Group PLC	25,848	61,959
		104,721
Household Durables (0.0%)
Persimmon PLC	7,958	56,688
Household Products (0.1%)
Reckitt Benckiser Group PLC	2,260	115,916
Independent Power Producers & Energy Traders (0.3%)
International Power PLC	77,148	380,776
Industrial Conglomerates (0.2%)
Cookson Group PLC*	14,567	160,706
Smiths Group PLC	3,104	64,458
		225,164

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

United Kingdom
Insurance (1.3%)
Aviva PLC	47,328	$328,164
Legal & General Group PLC	286,044	527,660
Old Mutual PLC§	271,412	590,833
Prudential PLC	8,771	99,251
RSA Insurance Group PLC	66,965	140,982
		1,686,890
IT Services (0.1%)
Computacenter PLC	12,316	86,146

Machinery (0.6%)
Fenner PLC§	28,820	165,743
IMI PLC	14,043	231,804
Melrose PLC	40,514	212,784
Senior PLC	76,831	186,573
		796,904
Media (0.3%)
Euromoney Institutional Investor PLC	5,536	61,767
Pearson PLC	13,527	238,785
Trinity Mirror PLC*	68,091	50,753
		351,305
Metals & Mining (2.8%)
Anglo American PLC	8,303	426,318
BHP Billiton PLC	35,346	1,398,300
Hill & Smith Holdings PLC	8,340	46,322
Kazakhmys PLC	2,757	61,523
Rio Tinto PLC	19,699	1,391,600
Xstrata PLC	12,091	281,882
		3,605,945
Multi-Utilities (0.6%)
Centrica PLC	132,671	691,314
National Grid PLC	7,500	71,293
		762,607
Multiline Retail (0.2%)
Next PLC	6,385	202,439

Oil, Gas & Consumable Fuels (5.0%)
BG Group PLC	20,733	514,305
BP PLC	224,215	1,646,043
Royal Dutch Shell PLC A Shares§	66,871	2,423,747
Royal Dutch Shell PLC A Shares	12,651	460,838
Royal Dutch Shell PLC B Shares	41,111	1,491,743
		6,536,676
Paper & Forest Products (0.3%)
Mondi PLC	45,609	438,032

Pharmaceuticals (2.2%)
AstraZeneca PLC	25,075	1,151,113
GlaxoSmithKline PLC	78,587	1,496,282
Shire PLC	9,599	278,417
		2,925,812
Specialty Retail (0.2%)
Kingfisher PLC	41,374	162,869
WH Smith PLC	19,525	135,667
		298,536
Thrifts & Mortgage Finance (0.1%)
Paragon Group of Cos. PLC	45,025	122,924

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS

United Kingdom
Tobacco (0.5%)
British American Tobacco PLC	14,789	$592,541

Trading Companies & Distributors (0.0%)
Bunzl PLC	4,102	48,928

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	481,635	1,371,497
TOTAL UNITED KINGDOM		30,025,190
TOTAL COMMON STOCKS (Cost $129,923,831)		158,076,888

PREFERRED STOCKS (0.7%)

Germany (0.7%)
Automobiles (0.3%)
Porsche Automobil Holding SE	2,009	130,992
Volkswagen AG	1,633	264,284
		395,276
Household Products (0.4%)
Henkel AG & Co. KGaA§	8,924	553,104
TOTAL GERMANY		948,380
TOTAL PREFERRED STOCKS (Cost $693,161)		948,380

TOTAL LONG STOCK POSITIONS (Cost $130,616,992)		159,025,268

RIGHTS (0.0%)

Australia (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Origin Energy Ltd., strike price 13.00 AUD, expires 04/13/11*	1,514	5,010
TOTAL AUSTRALIA		5,010

Germany (0.0%)
Automobiles (0.0%)
Porsche Automobil Holding SE, strike price 38.00 EUR, expires 04/12/11*	2,009	17,439
TOTAL GERMANY		17,439

Sweden (0.0%)
Diversified Telecommunication Services (0.0%)
TeliaSonera AB, strike price 62.00 SEK, expires 03/25/11*	10,000	666
TOTAL SWEDEN		666
TOTAL RIGHTS (Cost $19,347)		23,115

WARRANT (0.0%)

Italy (0.0%)
Commercial Banks (0.0%)
Unione di Banche Italiane SCPA, strike price 12.30 EUR, expires 06/30/11*	1,496	2
TOTAL ITALY		2
TOTAL WARRANT (Cost $0)		2

SHORT-TERM INVESTMENTS (8.6%)
State Street Navigator Prime Portfolio, 0.28586%§§	10,496,326	10,496,326

	Par (000)	Value
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/11	$690	$690,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,186,326)		11,186,326
TOTAL INVESTMENTS AT VALUE (130.7%) (Cost $141,822,665)		170,234,711

TOTAL SECURITIES SOLD SHORT (-23.9%) (Proceeds $29,014,794)		(31,119,166)

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.8%)		(8,899,101)
NET ASSETS (100.0%)		$130,216,444

	Number of Shares
SHORT STOCK POSITIONS (-23.9%)
COMMON STOCKS (-23.9%)

Austria (-0.3%)
Commercial Banks (-0.2%)
Erste Group Bank AG	(5,703)	(288,381)

Diversified Telecommunication Services (-0.0%)
Telekom Austria AG	(3,839)	(56,263)

Metals & Mining (-0.1%)
Randgold Resources, Ltd.*	(851)	(68,711)
TOTAL AUSTRIA		(413,355)

Belgium (-0.8%)
Chemicals (-0.1%)
Solvay SA	(370)	(43,923)

Commercial Banks (-0.1%)
KBC Groep NV*	(4,488)	(169,101)

Diversified Financial Services (-0.3%)
Ackermans & van Haaren NV	(436)	(42,171)
Groupe Bruxelles Lambert SA	(3,529)	(330,204)
		(372,375)
Wireless Telecommunication Services (-0.3%)
Mobistar SA	(5,573)	(386,647)
TOTAL BELGIUM		(972,046)

Bermuda (0.0%)
Energy Equipment & Services (-0.0%)
Seadrill, Ltd.	(621)	(22,445)
TOTAL BERMUDA		(22,445)

Denmark (-0.4%)
Chemicals (-0.1%)
Novozymes AS B Shares	(1,151)	(176,087)

Commercial Banks (-0.0%)
Danske Bank AS*	(1,687)	(37,341)

Health Care Equipment & Supplies (-0.1%)
William Demant Holding A/S*	(1,773)	(153,492)

Road & Rail (-0.2%)
DSV AS	(7,686)	(189,517)
TOTAL DENMARK		(556,437)

Finland (-1.2%)
Auto Components (-0.1%)
Nokian Renkaat Oyj	(1,730)	(73,654)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Finland
Diversified Financial Services (-0.3%)
Pohjola Bank PLC	(29,037)	$(395,597)

Diversified Telecommunication Services (-0.2%)
Elisa Oyj	(14,474)	(319,254)

Electric Utilities (-0.1%)
Fortum Oyj*	(3,009)	(102,297)

Metals & Mining (-0.5%)
Outokumpu Oyj	(18,033)	(312,613)
Rautaruukki Oyj	(13,081)	(313,586)
		(626,199)
TOTAL FINLAND		(1,517,001)

France (-3.6%)
Diversified Telecommunication Services (-0.3%)
Iliad SA	(3,514)	(421,581)

Electric Utilities (-0.2%)
Electricite de France	(6,480)	(268,911)

Food & Staples Retailing (-0.1%)
Casino Guichard Perrachon SA	(2,207)	(209,216)

Health Care Equipment & Supplies (-0.3%)
BioMerieux	(1,713)	(179,845)
Cie Generale d’Optique Essilor International SA	(3,123)	(232,023)
		(411,868)
Hotels, Restaurants & Leisure (-0.4%)
Accor SA	(6,568)	(295,554)
Sodexo	(2,447)	(179,031)
		(474,585)
Media (-0.8%)
Eutelsat Communications	(9,077)	(362,641)
JC Decaux SA*	(8,303)	(278,833)
Lagardere SCA	(760)	(32,456)
M6-Metropole Television	(2,519)	(65,926)
Publicis Groupe	(3,492)	(195,965)
Societe Television Francaise 1	(4,556)	(83,620)
		(1,019,441)
Multiline Retail (-0.2%)
PPR	(1,710)	(262,253)

Personal Products (-0.1%)
L’Oreal SA	(620)	(72,333)

Professional Services (-0.1%)
Bureau Veritas SA	(1,110)	(87,327)

Real Estate Investment Trusts (-0.7%)
Gecina SA	(2,350)	(324,510)
ICADE	(3,055)	(377,548)
Unibail-Rodamco SE	(1,061)	(230,263)
		(932,321)
Transportation Infrastructure (-0.4%)
Aeroports de Paris	(3,050)	(281,301)
Groupe Eurotunnel SA	(27,089)	(288,260)
		(569,561)
TOTAL FRANCE		(4,729,397)

Germany (-1.7%)
Chemicals (-0.2%)
K+S AG	(3,202)	(241,774)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Germany
Chemicals
Wacker Chemie AG	(375)	$(84,117)
		(325,891)
Construction Materials (-0.2%)
HeidelbergCement AG	(3,237)	(225,395)

Internet Software & Services (-0.0%)
United Internet AG	(1,943)	(34,966)

Metals & Mining (-0.2%)
Salzgitter AG	(1,036)	(81,677)
ThyssenKrupp AG	(6,231)	(253,963)
		(335,640)
Personal Products (-0.3%)
Beiersdorf AG	(5,984)	(365,703)

Textiles, Apparel & Luxury Goods (-0.2%)
Puma AG Rudolf Dassler Sport	(701)	(205,872)

Transportation Infrastructure (-0.6%)
Fraport AG Frankfurt Airport Services Worldwide	(5,529)	(404,817)
Hamburger Hafen und Logistik AG	(7,870)	(365,685)
		(770,502)
TOTAL GERMANY		(2,263,969)

Italy (-1.9%)
Capital Markets (-0.3%)
Mediobanca SpA	(32,347)	(330,826)

Commercial Banks (-0.4%)
Banca Popolare di Milano Scarl	(6,674)	(25,068)
Banco Popolare SC	(49,999)	(149,223)
Intesa Sanpaolo SpA	(31,581)	(93,292)
Unione di Banche Italiane SCPA	(32,024)	(273,624)
		(541,207)
Diversified Financial Services (-0.1%)
Exor SpA	(5,407)	(166,293)

Electric Utilities (-0.2%)
Terna Rete Elettrica Nazionale SpA	(49,999)	(239,461)

Energy Equipment & Services (-0.2%)
Saipem SpA	(4,802)	(255,444)

Hotels, Restaurants & Leisure (-0.2%)
Autogrill SpA*	(17,137)	(241,329)

Multi-Utilities (-0.2%)
A2A SpA	(50,000)	(81,058)
ACEA SpA*	(20,140)	(237,790)
		(318,848)
Oil, Gas & Consumable Fuels (-0.1%)
Saras SpA*	(49,999)	(129,669)

Textiles, Apparel & Luxury Goods (-0.2%)
Luxottica Group SpA	(8,403)	(274,637)
TOTAL ITALY		(2,497,714)

Japan (-6.0%)
Air Freight & Logistics (-0.1%)
Kintetsu World Express, Inc.	(700)	(21,963)
Yamato Holdings Co., Ltd.	(3,000)	(46,679)
Yusen Air & Sea Service Co., Ltd.	(1,400)	(21,934)
		(90,576)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Auto Components (-0.2%)
FCC Co., Ltd.	(800)	$(19,324)
Furukawa Battery Co., Ltd.	(3,000)	(18,284)
Futaba Industrial Co., Ltd.*	(2,700)	(15,316)
Kayaba Industry Co., Ltd.	(4,000)	(32,305)
Keihin Corp.	(700)	(13,311)
Musashi Seimitsu Industry Co., Ltd.	(700)	(16,715)
Nifco, Inc.	(700)	(16,872)
Nissan Shatai Co., Ltd.	(3,000)	(22,398)
Nissin Kogyo Co., Ltd.	(1,100)	(19,055)
Press Kogyo Co., Ltd.	(5,000)	(21,343)
Showa Corp.*	(2,200)	(16,351)
Stanley Electric Co., Ltd.	(800)	(13,272)
T RAD Co., Ltd.	(7,000)	(30,069)
Tachi-S Co., Ltd.	(500)	(8,762)
Takata Corp.	(800)	(22,974)
Teikoku Piston Ring Co., Ltd.	(2,300)	(21,289)
Toyoda Gosei Co., Ltd.	(900)	(18,868)
Toyota Industries Corp.	(1,000)	(30,388)
		(356,896)
Automobiles (-0.0%)
Yamaha Motor Co., Ltd.*	(600)	(10,485)

Beverages (-0.1%)
Coca-Cola Central Japan Co., Ltd.	(1,600)	(21,843)
Coca-Cola West Co., Ltd.	(900)	(17,207)
Ito En, Ltd.	(1,300)	(22,717)
Sapporo Holdings, Ltd.	(5,000)	(18,725)
Takara Holdings, Inc.	(1,000)	(4,959)
		(85,451)
Building Products (-0.1%)
Aica Kogyo Co., Ltd.	(2,000)	(26,293)
Central Glass Co., Ltd.	(5,000)	(20,254)
Nichias Corp.	(5,000)	(31,370)
Nitto Boseki Co., Ltd.*	(4,000)	(9,395)
Noritz Corp.	(1,100)	(19,499)
Sanwa Holdings Corp.	(5,000)	(16,887)
Sekisui Jushi Corp.	(2,000)	(20,731)
Takasago Thermal Engineering Co., Ltd.	(2,000)	(17,783)
TOTO, Ltd.	(5,000)	(40,313)
		(202,525)
Capital Markets (-0.1%)
Jafco Co., Ltd.*	(800)	(20,701)
kabu.com Securities Co., Ltd.	(5,900)	(20,210)
Marusan Securities Co., Ltd.	(2,900)	(14,225)
Matsui Securities Co., Ltd.	(3,300)	(18,016)
Mizuho Investors Securities Co., Ltd.*	(16,000)	(14,871)
SBI Holdings, Inc.*	(279)	(35,203)
		(123,226)
Chemicals (-0.2%)
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	(4,000)	(19,342)
Kansai Paint Co., Ltd.	(3,000)	(26,095)
KUREHA Corp.	(3,000)	(14,152)
Lintec Corp.	(700)	(19,901)
Nippon Paint Co., Ltd.	(3,000)	(20,224)
NOF Corp.	(5,000)	(22,951)
Sakai Chemical Industry Co., Ltd.	(4,000)	(19,716)
Shin-Etsu Polymer Co., Ltd.	(4,000)	(23,994)
T Hasegawa Co., Ltd.	(1,000)	(16,332)
Taiyo Ink Manufacturing Co., Ltd.	(600)	(18,546)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Chemicals
Takiron Co., Ltd.	(2,000)	$(8,393)
Teijin, Ltd.	(9,000)	(40,411)
Tenma Corp.	(1,400)	(15,559)
Tokai Carbon Co., Ltd.	(3,000)	(14,978)
Tokuyama Corp.	(3,000)	(16,076)
Tokyo Ohka Kogyo Co., Ltd.	(1,100)	(22,776)
		(319,446)
Commercial Banks (-0.4%)
Bank of the Ryukyus, Ltd.	(2,500)	(28,632)
Mizuho Trust & Banking Co., Ltd.	(8,700)	(7,879)
Sapporo Hokuyo Holdings, Inc.	(8,200)	(39,553)
Seven Bank, Ltd.	(15)	(30,378)
Suruga Bank, Ltd.	(3,000)	(26,744)
The 77 Bank, Ltd.	(5,000)	(25,272)
The Aichi Bank, Ltd.	(400)	(24,965)
The Bank of Kyoto, Ltd.	(5,000)	(44,413)
The Chugoku Bank, Ltd.	(4,000)	(45,550)
The Chukyo Bank, Ltd.	(5,000)	(12,112)
The Fukushima Bank, Ltd.	(33,000)	(19,129)
The Gunma Bank, Ltd.	(3,000)	(15,967)
The Iyo Bank, Ltd.	(4,000)	(33,443)
The Kagoshima Bank, Ltd.	(2,000)	(13,574)
The Nanto Bank, Ltd.	(6,000)	(29,362)
The Oita Bank, Ltd.	(7,000)	(23,810)
The San-In Godo Bank, Ltd.	(3,000)	(22,418)
The Shiga Bank, Ltd.	(3,000)	(15,797)
The Shizuoka Bank, Ltd.	(1,000)	(8,304)
The Tochigi Bank, Ltd.	(4,000)	(17,760)
The Tokyo Tomin Bank, Ltd.*	(1,800)	(23,439)
The Tsukuba Bank, Ltd.*	(7,500)	(22,904)
The Yamagata Bank, Ltd.	(6,000)	(30,005)
The Yamanashi Chuo Bank, Ltd.	(2,000)	(9,740)
Yamaguchi Financial Group, Inc.	(4,000)	(37,179)
		(608,329)
Commercial Services & Supplies (-0.1%)
Kokuyo Co., Ltd.	(2,400)	(18,440)
Moshi Moshi Hotline, Inc.	(1,100)	(20,615)
Park24 Co., Ltd.	(1,500)	(14,622)
Pilot Corp.	(10)	(18,433)
		(72,110)
Communications Equipment (-0.0%)
Icom, Inc.	(800)	(23,631)

Computers & Peripherals (-0.1%)
Eizo Nanao Corp.	(400)	(9,518)
Japan Digital Laboratory Co., Ltd.	(2,200)	(26,082)
Melco Holdings, Inc.	(700)	(22,746)
Roland DG Corp.	(1,300)	(18,842)
		(77,188)
Construction & Engineering (-0.3%)
Chiyoda Corp.	(4,000)	(36,767)
Chudenko Corp.	(2,700)	(34,502)
COMSYS Holdings Corp.	(2,000)	(20,288)
JGC Corp.	(1,000)	(23,421)
Kandenko Co., Ltd.	(3,000)	(16,974)
Kinden Corp.	(4,166)	(38,175)
Kyowa Exeo Corp.	(3,000)	(30,131)
Maeda Road Construction Co., Ltd.	(3,000)	(30,784)
NEC Networks & System Integration Corp.	(2,400)	(30,607)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Construction & Engineering
Nippon Densetsu Kogyo Co., Ltd.	(2,000)	$(21,342)
Sanki Engineering Co., Ltd.	(2,000)	(12,624)
SHO-BOND Holdings Co., Ltd.	(800)	(21,412)
Taihei Dengyo Kaisha, Ltd.	(3,000)	(25,443)
Taikisha, Ltd.	(1,900)	(36,249)
Toshiba Plant Systems & Services Corp.	(2,000)	(22,658)
		(401,377)
Construction Materials (-0.0%)
Taiheiyo Cement Corp.	(19,000)	(31,927)

Consumer Finance (-0.0%)
Aeon Credit Service Co., Ltd.	(1,900)	(26,299)
Hitachi Capital Corp.	(1,200)	(15,784)
Jaccs Co., Ltd.	(4,000)	(10,781)
		(52,864)
Containers & Packaging (-0.0%)
Fuji Seal International, Inc.	(1,200)	(25,012)
Rengo Co., Ltd.	(4,000)	(26,209)
		(51,221)
Distributors (-0.0%)
Doshisha Co., Ltd.	(700)	(13,966)

Diversified Consumer Services (-0.0%)
Benesse Corp.	(700)	(28,840)

Diversified Financial Services (-0.1%)
IBJ Leasing Co., Ltd.	(900)	(21,721)
Japan Securities Finance Co., Ltd.	(2,800)	(18,565)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(640)	(25,765)
		(66,051)
Electric Utilities (-0.1%)
Hokkaido Electric Power Co., Inc.	(1,600)	(31,194)
Hokuriku Electric Power Co.	(1,499)	(34,087)
Shikoku Electric Power Co., Inc.	(1,400)	(38,241)
The Chugoku Electric Power Co., Inc	(800)	(14,850)
		(118,372)
Electrical Equipment (-0.1%)
Cosel Co., Ltd.	(1,400)	(21,681)
Fujikura, Ltd.	(4,000)	(19,445)
Futaba Corp.	(900)	(17,392)
Hitachi Cable, Ltd.	(8,000)	(20,675)
Mabuchi Motor Co., Ltd.	(400)	(19,119)
Nippon Signal Co., Ltd.	(2,000)	(15,315)
Nitto Kogyo Corp.	(1,700)	(19,716)
SWCC Showa Holdings Co., Ltd.*	(20,000)	(25,151)
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	(4,000)	(19,090)
		(177,584)
Electronic Equipment, Instruments & Components (-0.3%)
Canon Electronics, Inc.	(900)	(24,738)
CMK Corp.*	(5,400)	(23,774)
Hamamatsu Photonics KK	(1,100)	(43,760)
Hirose Electric Co., Ltd.	(441)	(47,648)
Horiba, Ltd.	(600)	(17,669)
Ibiden Co., Ltd.	(1,200)	(38,115)
Koa Corp.	(2,000)	(22,632)
Nichicon Corp.	(1,800)	(25,588)
Shimadzu Corp.	(3,000)	(26,736)
Tamura Corp.	(6,000)	(15,771)
Yamatake Corp.	(400)	(9,833)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Electronic Equipment, Instruments & Components
Yaskawa Electric Corp.	(3,000)	$(35,689)
Yokogawa Electric Corp.*	(3,600)	(27,560)
		(359,513)
Food & Staples Retailing (-0.2%)
Arcs Co., Ltd.	(1,100)	(16,744)
Circle K Sunkus Co., Ltd.	(1,300)	(19,909)
FamilyMart Co., Ltd.	(700)	(26,368)
Lawson, Inc.	(600)	(29,025)
Matsumotokiyoshi Holdings Co., Ltd.	(900)	(17,578)
Ministop Co., Ltd.	(1,500)	(24,581)
Sugi Holdings Co., Ltd.	(1,400)	(32,603)
Sundrug Co., Ltd.	(1,100)	(31,443)
Tsuruha Holdings, Inc.	(400)	(18,244)
Yaoko Co., Ltd.	(800)	(24,981)
		(241,476)
Food Products (-0.3%)
Ajinomoto Co., Inc.	(2,000)	(20,884)
Dydo Drinco, Inc.	(600)	(23,422)
Fuji Oil Co., Ltd.	(1,800)	(23,692)
Hokuto Corp.	(800)	(18,103)
Itoham Foods, Inc.	(5,000)	(17,972)
Kikkoman Corp.	(2,000)	(18,912)
Marudai Food Co., Ltd.	(6,000)	(18,956)
Nisshin Seifun Group, Inc.	(2,000)	(23,131)
Nissin Foods Holdings Co., Ltd.	(1,196)	(42,264)
QP Corp.	(2,500)	(30,288)
Sakata Seed Corp.	(2,400)	(35,429)
Toyo Suisan Kaisha, Ltd.	(2,000)	(43,583)
Yakult Honsha Co., Ltd.	(1,200)	(30,817)
Yamazaki Baking Co., Ltd.	(3,224)	(37,659)
		(385,112)
Gas Utilities (-0.0%)
Shizuoka Gas Co., Ltd.	(3,500)	(21,922)
Health Care Equipment & Supplies (-0.1%)
Hitachi Medical Corp.	(2,000)	(24,273)
Hogy Medical Co., Ltd.	(400)	(17,184)
Jeol, Ltd.	(3,000)	(8,768)
Nihon Kohden Corp.	(1,000)	(21,864)
Olympus Corp.	(900)	(25,154)
Sysmex Corp.	(800)	(28,395)
		(125,638)
Health Care Providers & Services (-0.1%)
BML, Inc.	(500)	(14,153)
Miraca Holdings, Inc.	(1,000)	(38,412)
Nichii Gakkan Co.	(2,600)	(20,558)
Toho Holdings Co., Ltd.	(500)	(5,482)
		(78,605)
Hotels, Restaurants & Leisure (-0.1%)
Doutor Nichires Holdings Co., Ltd.	(700)	(8,509)
HIS Co., Ltd.	(1,500)	(30,645)
Kisoji Co., Ltd.	(800)	(16,289)
Kura Corp.	(1,400)	(20,604)
Plenus Co., Ltd.	(2,000)	(30,569)
		(106,616)
Household Durables (-0.1%)
Alpine Electronics, Inc.	(1,600)	(18,037)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Household Durables
Cleanup Corp.	(2,800)	$(18,964)
Pioneer Corp.*	(1,600)	(6,679)
Rinnai Corp.	(500)	(33,235)
Takamatsu Construction Group Co., Ltd.	(700)	(11,349)
Touei Housing Corp.	(1,500)	(16,527)
		(104,791)
Household Products (-0.1%)
Lion Corp.	(3,000)	(15,321)
Pigeon Corp.	(1,000)	(31,371)
Unicharm Corp.	(900)	(32,880)
		(79,572)
Industrial Conglomerates (-0.0%)
Hankyu Hanshin Holdings, Inc.	(3,000)	(13,896)
Insurance (-0.1%)
Sony Financial Holdings, Inc.	(2,400)	(47,727)
The Fuji Fire & Marine Insurance Co., Ltd.*	(11,000)	(19,396)
		(67,123)
Internet & Catalog Retail (-0.0%)
ASKUL Corp.	(1,300)	(18,741)
Rakuten, Inc.	(35)	(31,514)
		(50,255)
Internet Software & Services (-0.1%)
Kakaku.com, Inc.	(3)	(16,756)
Macromill, Inc.	(2,300)	(29,149)
Yahoo! Japan Corp.	(89)	(31,897)
		(77,802)
IT Services (-0.1%)
Ines Corp.	(2,200)	(15,455)
Information Services International-Dentsu, Ltd.	(2,300)	(16,131)
NET One Systems Co., Ltd.	(14)	(21,044)
TKC	(800)	(16,364)
		(68,994)
Leisure Equipment & Products (-0.1%)
Mars Engineering Corp.	(1,500)	(25,566)
Nidec Copal Corp.	(1,100)	(13,301)
Sega Sammy Holdings, Inc.	(2,100)	(36,550)
Shimano, Inc.	(500)	(25,118)
		(100,535)
Machinery (-0.5%)
Aichi Corp.	(4,000)	(18,392)
CKD Corp.	(700)	(7,032)
Daiwa Industries, Ltd.	(3,000)	(15,734)
Fujitec Co., Ltd.	(2,000)	(10,645)
Glory, Ltd.	(700)	(15,513)
Hino Motors, Ltd.	(6,000)	(29,467)
Hitachi Construction Machinery Co., Ltd.	(1,700)	(42,712)
Komori Corp.	(1,700)	(15,886)
Kurita Water Industries, Ltd.	(1,300)	(38,570)
Makino Milling Machine Co., Ltd.*	(4,000)	(34,065)
Miura Co., Ltd.	(700)	(21,048)
Mori Seiki Co., Ltd.	(1,900)	(22,862)
Nabtesco Corp.	(2,000)	(50,273)
Nachi-Fujikoshi Corp.	(5,000)	(28,458)
Nippon Thompson Co., Ltd.	(3,000)	(23,965)
Noritake Co., Ltd.	(4,000)	(17,055)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Machinery
OSG Corp.	(3,000)	$(43,500)
Shima Seiki Manufacturing, Ltd.	(900)	(23,331)
Takuma Co., Ltd.*	(6,000)	(20,474)
The Japan Steel Works, Ltd.	(3,000)	(23,566)
THK Co., Ltd.	(1,300)	(32,692)
Tocalo Co., Ltd.	(1,100)	(19,894)
Toshiba Machine Co., Ltd.	(4,000)	(21,676)
Tsukishima Kikai Co., Ltd.	(2,000)	(19,178)
Union Tool Co.	(900)	(21,455)
		(617,443)
Marine (-0.0%)
Iino Kaiun Kaisha Ltd.	(5,000)	(27,413)
Inui Steamship Co., Ltd.	(5,700)	(34,082)
		(61,495)
Media (-0.1%)
Asatsu-DK, Inc.	(1,000)	(26,934)
Dentsu, Inc.	(500)	(12,971)
Gakken Co., Ltd.	(10,000)	(20,703)
Hakuhodo DY Holdings, Inc.	(429)	(22,699)
Jupiter Telecommunications Co., Ltd.	(38)	(37,503)
Toho Co., Ltd.	(1,400)	(20,134)
		(140,944)
Metals & Mining (-0.2%)
Furukawa-Sky Aluminum Corp.	(4,000)	(11,674)
Godo Steel, Ltd.	(5,000)	(12,522)
Hitachi Metals, Ltd.	(2,000)	(25,313)
Kyoei Steel Ltd.	(1,700)	(30,117)
Maruichi Steel Tube, Ltd.	(1,400)	(34,741)
Neturen Co., Ltd.	(1,400)	(12,323)
Nippon Yakin Kogyo Co., Ltd.*	(8,000)	(18,142)
Nisshin Steel Co., Ltd.	(10,000)	(21,555)
Osaka Steel Co., Ltd.	(1,100)	(20,451)
Sanyo Special Steel Co., Ltd.	(3,000)	(16,076)
Tokyo Steel Manufacturing Co., Ltd.	(3,300)	(38,647)
Topy Industries, Ltd.	(9,000)	(23,645)
Toyo Kohan Co., Ltd.	(4,000)	(22,211)
		(287,417)
Multiline Retail (-0.1%)
Don Quijote Co., Ltd.	(1,200)	(38,006)
Fuji Co., Ltd.	(1,600)	(31,358)
H2O Retailing Corp.	(2,000)	(13,588)
Isetan Mitsukoshi Holdings, Ltd.*	(3,400)	(30,755)
Izumi Co., Ltd.	(1,200)	(17,142)
Marui Group Co., Ltd.	(3,304)	(21,439)
Takashimaya Co., Ltd.	(5,000)	(32,068)
		(184,356)
Oil, Gas & Consumable Fuels (-0.1%)
Idemitsu Kosan Co., Ltd.	(400)	(46,914)
Japan Petroleum Exploration Co.	(1,000)	(50,176)
Kanto Natural Gas Development, Ltd.	(3,000)	(20,214)
Nippon Gas Co., Ltd.	(1,500)	(20,586)
		(137,890)
Paper & Forest Products (-0.1%)
Daio Paper Corp.	(2,000)	(15,378)
Hokuetsu Kishu Paper Co., Ltd.	(4,500)	(24,270)
Mitsubishi Paper Mills, Ltd.*	(24,000)	(25,546)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Paper & Forest Products
OJI Paper Co., Ltd.	(8,000)	$(38,132)
		(103,326)
Personal Products (-0.1%)
Fancl Corp.	(1,500)	(21,113)
Kobayashi Pharmaceutical Co., Ltd.	(700)	(32,558)
Kose Corp.	(1,200)	(29,988)
Mandom Corp.	(700)	(17,152)
Milbon Co., Ltd.	(770)	(21,397)
		(122,208)
Pharmaceuticals (-0.2%)
Chugai Pharmaceutical Co., Ltd.	(1,900)	(32,798)
Hisamitsu Pharmaceutical Co., Inc.	(800)	(32,368)
Kissei Pharmaceutical Co., Ltd.	(1,000)	(18,822)
Kyowa Hakko Kirin Co., Ltd.	(3,000)	(28,249)
Mitsubishi Tanabe Pharma Corp.	(1,000)	(16,274)
Nippon Shinyaku Co., Ltd.	(2,000)	(25,683)
Rohto Pharmaceutical Co., Ltd.	(1,000)	(10,779)
Santen Pharmaceutical Co., Ltd.	(1,019)	(40,846)
Taisho Pharmaceutical Co., Ltd.	(1,339)	(29,080)
Torii Pharmaceutical Co., Ltd.	(1,000)	(19,997)
Towa Pharmaceutical Co., Ltd.	(400)	(20,305)
Tsumura & Co.	(1,400)	(44,119)
		(319,320)
Professional Services (-0.0%)
Meitec Corp.	(1,300)	(26,089)
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(1,068)	(22,986)
Daibiru Corp.	(2,700)	(23,543)
Goldcrest Co., Ltd.	(730)	(14,342)
Iida Home Max	(2,400)	(22,178)
NTT Urban Development Corp.	(24)	(20,192)
		(103,241)
Road & Rail (-0.1%)
Fukuyama Transporting Co., Ltd.	(4,000)	(19,494)
Hitachi Transport System, Ltd.	(2,000)	(28,207)
Keihin Electric Express Railway Co., Ltd.	(5,983)	(43,238)
Keio Corp.	(5,000)	(29,987)
Nippon Konpo Unyu Soko Co., Ltd.	(1,000)	(11,209)
Nishi-Nippon Railroad Co., Ltd.	(4,000)	(17,279)
Odakyu Electric Railway Co., Ltd.	(3,000)	(25,384)
		(174,798)
Semiconductors & Semiconductor Equipment (-0.1%)
Advantest Corp.	(1,400)	(25,298)
Mitsui High-Tec, Inc.	(1,900)	(10,087)
Sanken Electric Co., Ltd.	(2,000)	(11,847)
Shibaura Mechatronics Corp.*	(6,000)	(19,118)
Sumco Corp.*	(1,100)	(22,202)
		(88,552)
Software (-0.1%)
Capcom Co., Ltd.	(1,000)	(19,171)
DTS Corp.	(1,200)	(11,959)
Fuji Soft, Inc.	(800)	(12,923)
NSD Co., Ltd.	(1,600)	(16,050)
Oracle Corp.	(500)	(20,915)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Software
Square Enix Co., Ltd.	(1,100)	$(19,177)
		(100,195)
Specialty Retail (-0.3%)
ABC-Mart, Inc.	(800)	(29,235)
Alpen Co., Ltd.	(900)	(15,584)
AOKI Holdings, Inc.	(1,200)	(19,587)
Autobacs Seven Co., Ltd.	(500)	(19,112)
K’s Holding Corp.	(800)	(23,176)
Komeri Co., Ltd.	(1,000)	(25,553)
Nishimatsuya Chain Co., Ltd.	(2,500)	(20,321)
Nitori Co., Ltd.	(444)	(39,134)
Point, Inc.	(300)	(12,591)
Shimachu Co., Ltd.	(900)	(19,520)
Shimamura Co., Ltd.	(300)	(26,501)
Tsutsumi Jewelry Co., Ltd.	(600)	(15,212)
United Arrows Ltd.	(1,200)	(15,771)
USS Co., Ltd.	(379)	(29,605)
Xebio Co., Ltd.	(1,600)	(29,260)
Yamada Denki Co., Ltd.	(480)	(32,374)
		(372,536)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(2,051)	(27,575)
Gunze, Ltd.	(3,000)	(10,944)
Wacoal Holdings Corp.	(2,000)	(25,310)
		(63,829)
Trading Companies & Distributors (-0.1%)
MISUMI Corp.	(900)	(22,442)
Nagase & Co., Ltd.	(1,000)	(11,957)
Shinsho Corp.	(4,000)	(10,273)
Trusco Nakayama Corp.	(1,400)	(25,213)
		(69,885)
Transportation Infrastructure (-0.1%)
Japan Airport Terminal Co., Ltd.	(1,900)	(24,063)
Kamigumi Co., Ltd.	(3,964)	(33,951)
Mitsubishi Logistics Corp.	(2,000)	(22,477)
The Sumitomo Warehouse Co., Ltd.	(2,000)	(9,703)
		(90,194)
TOTAL JAPAN		(7,857,633)

Luxembourg (-0.4%)
Media (-0.2%)
SES SA	(8,645)	(222,879)
Wireless Telecommunication Services (-0.2%)
Millicom International Cellular SA	(3,341)	(319,682)
TOTAL LUXEMBOURG		(542,561)

Netherlands (-2.0%)
Air Freight & Logistics (-0.2%)
TNT NV	(11,072)	(284,678)
Energy Equipment & Services (-0.4%)
Fugro NV	(4,001)	(353,324)
SBM Offshore NV	(4,690)	(136,333)
		(489,657)
Life Sciences Tools & Services (-0.2%)
QIAGEN NV*	(13,750)	(274,817)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Netherlands
Media (-0.5%)
Reed Elsevier NV	(23,707)	$(306,249)
Wolters Kluwer NV	(14,039)	(328,756)
		(635,005)
Professional Services (-0.2%)
Randstad Holding NV*	(5,493)	(306,186)
Real Estate Investment Trusts (-0.3%)
Corio NV	(5,547)	(388,665)
Transportation Infrastructure (-0.2%)
Koninklijke Vopak NV	(3,998)	(192,694)
TOTAL NETHERLANDS		(2,571,702)

Spain (-0.8%)
Electric Utilities (-0.3%)
Red Electrica Corp. SA	(6,541)	(372,763)
Machinery (-0.3%)
Zardoya Otis SA	(23,565)	(391,941)
Specialty Retail (-0.2%)
Inditex SA	(2,629)	(211,235)
TOTAL SPAIN		(975,939)

Sweden (-0.6%)
Commercial Banks (-0.2%)
Skandinaviska Enskilda Banken AB A Shares	(19,141)	(170,699)
Swedbank AB A Shares	(5,423)	(92,780)
		(263,479)
Diversified Financial Services (-0.2%)
Kinnevik Investment AB	(11,185)	(260,720)
Household Durables (-0.1%)
Husqvarna AB B Shares	(4,363)	(37,416)
Metals & Mining (-0.1%)
SSAB AB A Shares*	(10,460)	(165,464)
Paper & Forest Products (-0.0%)
Holmen AB B Shares	(538)	(18,595)
TOTAL SWEDEN		(745,674)

Switzerland (-2.2%)
Biotechnology (-0.1%)
Actelion, Ltd.*	(1,592)	(91,908)
Building Products (-0.2%)
Geberit AG	(1,425)	(311,202)
Chemicals (-0.0%)
Givaudan SA*	(50)	(50,481)
Diversified Telecommunication Services (-0.1%)
Swisscom AG	(297)	(133,011)
Electric Utilities (-0.2%)
BKW FMB Energie AG	(3,450)	(244,991)
Food Products (-0.1%)
Aryzta AG	(3,533)	(181,198)
Health Care Equipment & Supplies (-0.6%)
Nobel Biocare Holding AG*	(9,992)	(207,723)
Sonova Holding AG	(1,281)	(114,609)
Straumann Holding AG	(1,077)	(277,461)
Synthes, Inc.	(1,459)	(197,839)
		(797,632)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Switzerland
Insurance (-0.4%)
Swiss Life Holding AG*	(1,790)	$(296,475)
Swiss Reinsurance Co., Ltd.	(3,169)	(181,313)
		(477,788)
Life Sciences Tools & Services (-0.1%)
Lonza Group AG	(1,622)	(136,342)
Marine (-0.1%)
Kuehne + Nagel International AG	(1,234)	(173,199)
Professional Services (-0.2%)
Adecco SA	(3,745)	(246,824)
Textiles, Apparel & Luxury Goods (-0.1%)
Cie Financiere Richemont SA Class A	(1,108)	(64,142)
TOTAL SWITZERLAND		(2,908,718)

United Kingdom (-2.0%)
Aerospace & Defense (-0.0%)
Cobham PLC	(16,984)	(62,699)
Chemicals (-0.1%)
Johnson Matthey PLC	(2,756)	(82,100)
Commercial Services & Supplies (-0.1%)
G4S PLC	(16,317)	(66,721)
Construction & Engineering (-0.1%)
Balfour Beatty PLC	(13,826)	(76,096)
Food & Staples Retailing (-0.1%)
WM Morrison Supermarkets PLC	(42,076)	(185,960)
Food Products (-0.1%)
Associated British Foods PLC	(4,367)	(69,435)
Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(9,314)	(104,869)
Hotels, Restaurants & Leisure (-0.2%)
Carnival PLC	(5,054)	(198,653)
Thomas Cook Group PLC	(18,473)	(50,431)
		(249,084)
Household Durables (-0.2%)
Berkeley Group Holdings PLC*	(16,298)	(271,781)
Independent Power Producers & Energy Traders (-0.0%)
Drax Group PLC	(8,303)	(52,835)
Insurance (-0.1%)
Admiral Group PLC	(2,922)	(72,737)
Internet & Catalog Retail (-0.0%)
Home Retail Group PLC	(15,455)	(47,815)
Machinery (-0.1%)
Invensys PLC	(13,872)	(76,725)
Media (-0.2%)
Reed Elsevier PLC	(31,139)	(269,332)
Metals & Mining (-0.1%)
Antofagasta PLC	(5,116)	(111,436)
Fresnillo PLC	(1,892)	(46,732)
		(158,168)
Multi-Utilities (-0.1%)
United Utilities Group PLC	(7,847)	(74,353)
Multiline Retail (-0.1%)
Marks & Spencer Group PLC	(15,274)	(82,385)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

United Kingdom
Oil, Gas & Consumable Fuels (-0.1%)
Tullow Oil PLC	(4,030)	$(93,442)
Professional Services (-0.1%)
The Capita Group PLC	(13,685)	(162,987)
Road & Rail (-0.0%)
Firstgroup PLC	(9,292)	(48,547)
Software (-0.1%)
Autonomy Corp. PLC*	(6,313)	(160,745)
The Sage Group PLC	(16,996)	(75,759)
		(236,504)
TOTAL UNITED KINGDOM		(2,544,575)
TOTAL COMMON STOCKS (Proceeds $29,014,794)		(31,119,166)
TOTAL SECURITIES SOLD SHORT (Proceeds $29,014,794)		$(31,119,166)

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at March 31, 2011.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign stock exchanges and the close of the Exchange, the Portfolio may utilize a fair valuation service provided by an independent third party which has been approved by the Board of Trustees. Securities priced using this fair valuation model are generally categorized as Level 2.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2.  Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3.

When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 —  significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Common Stocks
Asia	$3,976,881	$—	$—	$3,976,881
Australia	409,693	8,270,198	—	8,679,891
Austria	—	1,661,482	—	1,661,482
Belgium	—	2,360,771	—	2,360,771
Bermuda	—	245,404	—	245,404
Denmark	—	3,918,028	—	3,918,028
Finland	—	3,797,691	—	3,797,691
France	—	15,481,603	—	15,481,603
Germany	618,239	13,408,791	—	14,027,030
Greece	—	657,918	—	657,918
Hong Kong	2,757,684	—	—	2,757,684
Israel	586,989	188,721	—	775,710
Italy	122,192	3,690,998	—	3,813,190
Japan	446,315	33,491,720	—	33,938,035
Luxembourg	—	289,334	—	289,334
Netherlands	—	5,051,289	—	5,051,289
Norway	—	2,152,580	—	2,152,580
Portugal	—	746,681	—	746,681
Singapore	1,601,864	—	—	1,601,864
Spain	1,004,345	4,969,305	—	5,973,650
Sweden	—	6,960,029	—	6,960,029
Switzerland	—	9,184,953	—	9,184,953
United Kingdom	408,063	29,617,127	—	30,025,190
Preferred Stocks
Germany	—	948,380	—	948,380
Rights
Australia	5,010	—	—	5,010
Germany	17,439	—	—	17,439
Sweden	666	—	—	666
Warrants
Italy	2	—	—	2
Short-Term Investments	10,496,326	690,000	—	11,186,326
Securities Sold Short
Common Stocks
Austria	—	(413,355)	—	(413,355)
Belgium	—	(972,046)	—	(972,046)
Bermuda	—	(22,445)	—	(22,445)
Denmark	—	(556,437)	—	(556,437)
Finland	—	(1,517,001)	—	(1,517,001)
France	—	(4,729,397)	—	(4,729,397)
Germany	(571,575)	(1,692,394)	—	(2,263,969)
Italy	—	(2,497,714)	—	(2,497,714)
Japan	—	(7,857,633)	—	(7,857,633)
Luxembourg	—	(542,561)	—	(542,561)
Netherlands	—	(2,571,702)	—	(2,571,702)
Spain	—	(975,939)	—	(975,939)
Sweden	—	(745,674)	—	(745,674)
Switzerland	(114,609)	(2,794,109)	—	(2,908,718)
United Kingdom	—	(2,544,575)	—	(2,544,575)
Other Financial Instruments*	—	—	—	—
	$21,765,524	$117,350,021	$—	$139,115,545

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended March 31, 2011, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at March 31, 2011.

Federal Income Tax Cost - At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $141,822,665, $30,301,446, $(1,889,400) and $28,412,046, respectively.

At March 31, 2011, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(29,014,794), $694,109, $(2,798,481) and $(2,104,372), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (16.7%)
$4,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	02/27/12	0.262	$6,688,092
1,800	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	03/15/12	0.105	2,028,998
2,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.093	4,899,569
6,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.033	9,693,426
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,900,000)					23,310,085

UNITED STATES AGENCY OBLIGATIONS (51.4%)
3,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/02/11	0.233	2,999,397
5,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/17/11	0.100	4,999,361
3,000	Fannie Mae Discount Notes	(AAA, Aaa)	06/06/11	0.100	2,999,559
2,500	Federal Farm Credit Bank#	(AAA, Aaa)	07/02/12	0.331	2,505,172
3,100	Federal Farm Credit Bank#	(AAA, Aaa)	08/27/12	0.438	3,110,168
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	10/12/12	0.276	3,002,676
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	08/22/13	0.274	3,001,185
2,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/20/11	0.200	2,499,736
2,500	Federal Home Loan Banks	(AAA, Aaa)	04/20/11	0.200	2,499,971
3,500	Federal Home Loan Banks	(AAA, Aaa)	05/03/11	0.340	3,499,958
2,500	Federal Home Loan Banks	(AAA, Aaa)	06/10/11	0.580	2,502,420
3,000	Federal Home Loan Banks	(AAA, Aaa)	08/03/11	0.200	3,001,269
3,000	Federal Home Loan Banks	(AAA, Aaa)	12/09/11	0.320	3,000,864
3,000	Federal Home Loan Banks	(AAA, Aaa)	04/27/12	0.400	3,000,102
3,000	Federal Home Loan Banks#	(AAA, Aaa)	09/04/12	0.222	2,999,997
3,000	Federal Home Loan Banks	(AAA, Aaa)	12/07/12	0.700	2,987,088
2,500	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	04/20/12	0.500	2,499,618
4,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	03/21/13	0.214	3,998,556
2,500	Federal National Mortgage Association#	(AAA, Aaa)	08/23/12	0.273	2,502,302
2,500	Federal National Mortgage Association#	(AAA, Aaa)	11/23/12	0.273	2,502,212
4,000	Federal National Mortgage Association#	(AAA, Aaa)	12/03/12	0.310	4,006,584
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	04/05/11	0.230	2,499,936
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	1,999,267
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/17/11	0.250	2,999,042
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $71,598,262)					71,616,440

UNITED STATES TREASURY OBLIGATIONS (14.8%)
3,500	United States Treasury Bills§	(AAA, Aaa)	05/19/11	0.181	3,499,154
4,000	United States Treasury Notes§	(AAA, Aaa)	06/30/11	1.125	4,010,468
4,000	United States Treasury Notes	(AAA, Aaa)	10/31/11	1.000	4,019,064
3,000	United States Treasury Notes	(AAA, Aaa)	01/31/12	0.875	3,015,351
3,000	United States Treasury Notes	(AAA, Aaa)	11/30/11	0.750	3,010,899
3,000	United States Treasury Notes§	(AAA, Aaa)	03/31/12	1.000	3,020,511
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $20,570,803)					20,575,447

SHORT-TERM INVESTMENTS (7.3%)
1,196	State Street Bank and Trust Co. Euro Time Deposit		04/01/11	0.010	1,196,000

Number of Shares
8,910,250	State Street Navigator Prime Portfolio, 0.28586%§§				8,910,250
TOTAL SHORT-TERM INVESTMENTS (Cost $10,106,250)					10,106,250

WHOLLY-OWNED SUBSIDIARY (18.4%)
18,873,224	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $8,528,293)				25,563,620

Value
TOTAL INVESTMENTS AT VALUE (108.6%) (Cost $125,703,608)	$151,171,842

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.6%)	(11,934,212)

NET ASSETS (100.0%)	$139,237,630

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2011.
^	Affiliated issuer.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at March 31, 2011.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1.  Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Portfolio’s investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$23,310,085	$—	$23,310,085
United States Agency Obligations	—	71,616,440	—	71,616,440
United States Treasury Obligations	—	20,575,447	—	20,575,447
Short-Term Investments	8,910,250	1,196,000	—	10,106,250
Wholly-Owned Subsidiary	—	25,563,620	—	25,563,620
Other Financial Instruments*	—	—	—	—
	$8,910,250	$142,261,592	$—	$151,171,842

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost - At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $125,703,608, $25,483,276, $(15,042) and $25,468,234, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 6, 2011